                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2009

ITEM 1. Report to Shareholders

MARKET VECTORS™

MOO
Agribusiness ETF

KOL
Coal ETF

GEX
Global Alternative Energy ETF

GDX
Gold Miners ETF

NLR
Nuclear Energy ETF

HAP
RVE Hard Assets Producers ETF

KWT
Solar Energy ETF

SLX
Steel ETF

MARKET VECTORS
HARD ASSETS ETFs

SEMI-ANNUAL
REPORT

JUNE 30, 2009
(unaudited)

The information contained in the enclosed shareholder letters represent the opinions of Van Eck Global and may differ from those of other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index providers.

Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of Van Eck Global are as of June 30, 2009.

TABLE OF CONTENTS

Management Discussion	1

	Fund Overview	Performance	Schedule of Investments	Financial Highlights

MARKET VECTORS HARD ASSETS ETFs

Market Vectors Agribusiness ETF	3	5	37	70
Market Vectors Coal ETF	7	9	40	71
Market Vectors Global Alternative Energy ETF	11	13	42	71
Market Vectors Gold Miners ETF	15	17	44	72
Market Vectors Nuclear Energy ETF	19	21	46	73
Market Vectors RVE Hard Assets Producers ETF	23	25	48	74
Market Vectors Solar Energy ETF	27	29	58	75
Market Vectors Steel ETF	31	33	60	75

MARKET VECTORS HARD ASSETS ETFs

Dear Shareholder:

This semi-annual report for the hard assets equity funds of the Market Vectors ETF Trust covers what virtually all agree to be a challenging period for equity investors—though a period that brought glimmers of positive news as it related to “green shoots” of economic data, an upturn in investor sentiment, and solid returns across most major U.S. and international equity indices.

As conditions shifted markedly within the financial markets during the six months ended June 30, 2009, Van Eck Global continued to enhance the array of exchange-traded funds we offer our shareholders. During the semi-annual period, two new equity investment opportunities in the Market Vectors ETF family commenced operations—Indonesia Index ETF and Brazil Small-Cap ETF. Meanwhile, during this period, each of the existing Market Vectors ETF Trust equity funds continued to make headlines given the unique targeted investment opportunities they offer.

Each of the Market Vectors ETF Trust equity funds generated positive returns for the semi-annual period and met its objective of tracking, as closely as possible, before fees and expenses, the price and yield performance of its benchmark index. All eight of the hard assets equity funds of the Trust outpaced the broad U.S. equity market, as measured by the S&P® 500 Index, for the six-month period ended June 30, 2009. Six of the eight hard assets equity funds of the Trust outpaced the broad international equity market, as measured by the MSCI EAFE Index, for the same time period. We believe such strong relative results serve as testament to the potential diversification benefits ETFs can provide to an investment portfolio.

Since the first ETF within the Market Vectors ETF Trust was introduced in May 2006, total assets under management in the fifteen equity funds of the Trust grew to more than $7.6 billion as of June 30, 2009. Clearly, our shareholders recognize that the market continues to be filled with new investment opportunity, even as economic indicators remain mixed. Maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors. By staying invested in assets allocated based on your individual goals, you may mitigate the effects of severe corrections, such as that seen during the period through early March. You may also successfully capture the upside of strong rallies, such as that seen in the equity markets during the last four months or so of the semi-annual period.

The continued enthusiasm for ETFs in general, and for Market Vectors ETFs in particular, further demonstrates the persistent interest on the part of individual investors and financial professionals alike. These products have allowed investors of all types to find new and exciting sector allocation solutions as well as innovative ways to trade, hedge or invest in specialized segments of the market that have remained largely untapped to date.

On the following pages, you will find a brief review of each of the hard assets equity funds of the Trust as well as their performance for the six-month period ended June 30, 2009. You will, of course, also find the financial statements and portfolio information for each.

I thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit www.vaneck.com/etf if you have any questions.

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust
Van Eck Global

July 31, 2009

AGRIBUSINESS ETF (TICKER: MOO)

Market Vectors Agribusiness ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Agribusiness Index1 (DXAG) by investing in a portfolio of securities that generally replicates DXAG. As of June 30, 2009, DXAG represented 44 publicly traded companies.

DXAG, calculated by Deutsche Börse AG, is a modified market capitalization-weighted index designed to track the movements of securities of companies engaged in the agriculture business that are traded on leading global exchanges.

Fund Review

For the six months ended June 30, 2009 (the “reporting period”), the Fund advanced 23.96%, while DXAG rose 26.66%.2 The Fund had a net asset value of $27.71 per share on December 31, 2008 and ended the reporting period with a net asset value of $34.35 per share on June 30, 2009.

According to Fitch Ratings’ U.S. Agribusiness Outlook, solid liquidity, well-diversified product lines and vast geographic footprints helped the agribusiness industry through the global demand slowdown. Long-term global demographic trends further supported the industry. For example, as emerging markets continue to develop and refine their diets, sustaining protein and growing crops in land that has not been farmed becomes increasingly important. Nine of the Fund’s ten largest holdings as of June 30, 2009 generated positive returns during the reporting period, with Wilmar International, IOI, Syngenta, The Mosaic Co., Potash Corp. of Saskatchewan and Komatsu each outpacing DXAG. Kubota, Deere & Co. and Monsanto produced positive returns but lagged DXAG. Of the Fund’s ten largest holdings at June 30, Archer-Daniels-Midland declined during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Wilmar Int’l, 8.7%; IOI, 4.0%; Syngenta, 8.0%; The Mosaic Co., 7.0%; Potash Corp. of Saskatchewan, 7.0%; Komatsu, 4.7%; Kubota, 5.1%; Deere & Co., 4.4%; Monsanto, 7.6%; and Archer-Daniels-Midland, 4.6%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in the agriculture business such as economic forces, energy and financial markets, government policies and regulations, and environmental laws and regulations. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only

AGRIBUSINESS ETF

through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The DAXglobal® Agribusiness Index (DXAG), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXAG or results to be obtained by any person using DXAG in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The DAXglobal® Agribusiness Index (DXAG) is a modified market capitalization-weighted index comprised of publicly traded companies engaged in the agriculture business that are traded on leading global exchanges.

[2]

The Fund is passively managed and may not hold each DXAG component in the same weighting as the DXAG and is subject to certain expenses that DXAG is not. The Fund thus may not exactly replicate the performance of DXAG.

MOO PERFORMANCE RECORD 6/30/09 (unaudited)

	Total Return
	Share Price	NAV	DXAG

Year to date	23.70%	23.96%	26.66%
One year	(43.83)%	(43.97)%	(43.39)%
Life* (annualized)	(8.44)%	(8.58)%	(7.76)%
Life* (cumulative)	(14.92)%	(15.16)%	(13.77)%

* since 8/31/07

Gross Expense Ratio 0.62% / Net Expense Ratio 0.62%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/31/07) to the first day of secondary market trading in shares of the Fund (9/5/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

AGRIBUSINESS ETF

Geographical Weightings*
 (unaudited)*

* Percentage of net assets.
Portfolio subject to change.

COAL ETF (TICKER: KOL)

Market Vectors Coal ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Stowe Coal IndexSM (COAL)1 by investing in a portfolio of securities that generally replicates COAL. As of June 30, 2009, COAL represented 34 publicly traded companies.

COAL, calculated and maintained by Standard & Poor’s Custom Indices on behalf of Stowe Global Indexes LLC, is a rules-based, modified-capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the coal industry.

Fund Review

For the six months ended June 30, 2009 (the “reporting period”), the Fund increased 60.07%, while COAL rose 61.63%.2 The Fund had a net asset value of $14.55 per share on December 31, 2008 and ended the reporting period with a net asset value of $23.29 per share on June 30, 2009.

Even with global demand for power on the decline, coal inventories near all-time highs, coal production cut, and coal prices depressed, the Fund was one of the top-performing ETFs during the reporting period, with especially strong performance during the second quarter. Ongoing high demand in China and India helped drive coal companies’ strong performance. Further, toward the end of the reporting period, the Waxman-Markey Clean Energy Bill passed in the U.S. House of Representatives and was sent on its way to the Senate. The bill has a cap-and-trade system that will not produce a carbon price high enough to spur deployment of clean-coal technology for a long time. Each of the Fund’s ten largest holdings as of June 30, 2009 generated robust gains during the reporting period. Adaro Energy and Walter Energy produced triple-digit returns, while Yanzhou Coal Mining and China Shenhua Energy generated returns that outpaced COAL as well. Joy Global, Bucyrus International, China Coal Energy, Peabody Energy, Exxaro Resources and Consol Energy each generated double-digit gains but underperformed COAL during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Adaro Energy, 4.6%; Walter Energy, 4.3%; Yanzhou Coal Mining, 4.8%; China Shenhua Energy, 9.2%; Joy Global, 7.8%; Bucyrus Int’l, 4.6%; China Coal Energy, 8.1%; Peabody Energy, 7.4%; Exxaro Resources, 4.4%; and Consol Energy, 7.1%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in the coal business such as changes in exchange rates, interest rates, government regulations, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Additional

COAL ETF

risks include worldwide energy price fluctuations, natural disasters, environmental damage claims and risks related to foreign investments. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The Stowe Coal IndexSM (COAL), a trademark of Stowe Global Indexes LLC, is licensed for use by Van Eck Associates Corporation. Stowe Global Indexes LLC neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of COAL or results to be obtained by any person using COAL in connection with trading the Fund. COAL is calculated and maintained by Standard & Poor’s Custom Indices, which neither sponsors nor endorses the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Stowe Coal Index (COAL) is a rules-based, modified-capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the coal industry.

[2]

The Fund is passively managed and may not hold each COAL component in the same weighting as COAL and is subject to certain expenses that COAL is not. The Fund thus may not exactly replicate the performance of COAL.

KOL PERFORMANCE RECORD 6/30/09 (unaudited)

	Total Return
	Share Price	NAV	COAL

Year to date	57.13%	60.07%	61.63%
One year	(59.88)%	(59.31)%	(59.14)%
Life* (annualized)	(31.25)%	(30.93)%	(30.12)%
Life* (cumulative)	(42.38)%	(41.98)%	(40.98)%

* since 1/10/08

Gross Expense Ratio 0.66% / Net Expense Ratio 0.65%
 The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/10/08) to the first day of secondary market trading in shares of the Fund (1/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

COAL ETF

Geographical Weightings*
 (unaudited)

* Percentage of net assets.
Portfolio is subject to change.

GLOBAL ALTERNATIVE ENERGY ETF (TICKER: GEX)

Market Vectors Global Alternative Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ardour Global IndexSM (Extra Liquid)1 (AGIXL) by investing in a portfolio of securities that generally replicates AGIXL. As of June 30, 2009, AGIXL represented 30 publicly traded companies.

AGIXL, calculated by Dow Jones Indexes on behalf of Ardour Global IndexesSM LLC, is a rules-based, global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry.

Fund Review

For the six months ended June 30, 2009 (the “reporting period”), the Fund increased 5.81%, while AGIXL rose 7.19%.2 The Fund had a net asset value of $23.08 per share on December 31, 2008 and ended the reporting period with a net asset value of $24.42 on June 30, 2009.

Global alternative energy stocks produced positive returns overall but remained at generally depressed levels compared to their 2008 peaks due primarily to scarcity of capital and relatively low crude oil prices. Even at nearly $70 per barrel, the price of crude oil was still more than 50% below the $147 per barrel peak it reached in July 2008. With fuel prices no longer sky-high, investors put the switch to alternative energy on the back burner. On the positive side, the passage by the House of Representatives of the American Clean Energy and Security Act of 2009 at the end of the reporting period and China’s incentives for its solar industry did put political support for alternative energy, via subsidiaries, incentives and mandates, at the strongest it has ever been. Nine of the Fund’s ten largest holdings as of June 30, 2009 experienced share price increases during the reporting period. Cree, EDP Renovaveis, Vestas Wind Systems, MEMC Electronic Materials, Kurita Water Industries, First Solar and Verbund each generated robust double-digit gains, outpacing AGIXL. Gamesa Corporacion Tecnologica and Iberdrola Renovables also produced positive returns, but modestly underperformed AGIXL. Of the Fund’s ten largest holdings at June 30, 2009, only Covanta Holding saw its share price decline during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Cree, 3.7%; EDP Renovaveis, 3.5%; Vestas Wind Systems, 17.6%; MEMC Electronic Materials, 5.7%; Kurita Water Industries, 5.4%; First Solar, 10.0%; Verbund, 5.2%; Gamesa Corporacion Tecnologica, 5.5%; Iberdrola Renovables, 5.7%; and Covanta Holding, 3.5%.]

The Fund is subject to various risks including those associated with making investments in alternative energy companies such as obsolescence of technology, short product cycles, commodity price volatility, depletion of resources, technical

GLOBAL ALTERNATIVE ENERGY ETF

developments and risks associated with companies with a limited operating history. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

“Ardour Global IndexesSM, LLC”, “ARDOUR GLOBAL INDEXSM (Extra Liquid)”, and “ARDOUR – XLSM” are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. AGIXL is calculated by Dow Jones Indexes. The Fund, based on the AGIXL, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Ardour Global IndexSM (Extra Liquid) (AGIXL) is a rules-based, global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry.

[2]

The Fund is passively managed and may not hold each AGIXL component in the same weighting as the AGIXL and is subject to certain expenses that AGIXL is not. The Fund thus may not exactly replicate the performance of AGIXL.

GEX PERFORMANCE RECORD
6/30/09 (unaudited)

	Total Return
	Share Price	NAV	AGIXL

Year to date	4.28%	5.81%	7.19%
One year	(52.18)%	(51.91)%	(52.21)%
Life* (annualized)	(20.02)%	(19.91)%	(19.93)%
Life* (cumulative)	(38.27)%	(38.09)%	(38.15)%

* since 5/3/07

Gross Expense Ratio 0.71% / Net Expense Ratio 0.65%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/3/07) to the first day of secondary market trading in shares of the Fund (5/9/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GLOBAL ALTERNATIVE ENERGY ETF

Sector Weightings*
 (unaudited)

* Percentage of investments.
Portfolio is subject to change.

GOLD MINERS ETF (TICKER: GDX)

Market Vectors Gold Miners ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the NYSE Arca Gold Miners Index1 (GDM) by investing in a portfolio of securities that generally replicates GDM. We believe that GDM is the most comprehensive and diversified representation of today’s gold-mining market, representing 31 publicly traded issuers as of June 30, 2009.

GDM, calculated by NYSE Euronext, is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

Gold Share and Fund Review

For the six-month period ended June 30, 2009 (the “reporting period”), gold bullion prices advanced $44.55 per ounce, or 5.05%, to close on June 30, 2009 at $926.60. Gold started 2009 with strength, reaching its high for the first half of the year on February 20 at $1,006 per ounce. Since then, the precious metal consolidated predominantly in the $850 to $1,000 per ounce range.

While the gold bullion market remained rather range-bound, gold shares began to recover from the ferocious sell-off that occurred from July to October 2008. GDM reached its peak for the semi-annual period on June 2 and finished with a 12.50% gain.

For the reporting period, the Fund increased 12.26%, while GDM, as mentioned, rose 12.50%.2 The Fund had a net asset value of $33.70 per share on December 31, 2008 and ended the reporting period with a net asset value of $37.83 per share on June 30, 2009.

Gold-related assets have outperformed more traditional financial markets in seven of the last eight years—including 2008. Several factors drove gold bullion prices and gold shares higher during the first half of 2009. These factors include economic weakness, systemic financial risks and concerns about the soundness of the U.S. dollar. In addition, there was a growing contingent of investors who believed an inflationary cycle could not be avoided, given growing government deficits, changing consumer behavior, and slow economic growth. Inflation has historically been one of the prominent drivers of gold prices.

Among the Fund’s ten largest holdings as of June 30, 2009, seven produced positive returns during the reporting period. Randgold Resources, AngloGold Ashanti and Gold Fields generated impressive double-digit returns, outpacing GDM. Goldcorp, Lihir Gold, Agnico-Eagle Mines and Newmont Mining also gained ground but lagged GDM. Barrick Gold, Harmony Gold Mining and Kinross Gold experienced share price declines. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Randgold

GOLD MINERS ETF

Resources, 4.5%; AngloGold Ashanti, 5.9%; Gold Fields, 5.1%; Goldcorp, 11.6%; Lihir Gold, 4.6%; Agnico-Eagle Mines, 4.5%; Newmont Mining, 9.0%; Barrick Gold, 13.3%; Harmony Gold Mining, 4.4%; and Kinross Gold, 5.7%.]

The Fund is subject to various risks including those associated with making investments in gold-mining companies such as competitive pressures and fluctuations in the price of gold bullion. In times of stable economic growth, the value of gold and other precious metals may be adversely affected. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Gold Miners Index (GDM), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of GDM or results to be obtained by any person from using GDM in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]	NYSE Arca Gold Miners Index (GDM) is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.
[2]

The Fund is passively managed and may not hold each GDM component in the same weighting as GDM and is subject to certain expenses that GDM is not. The Fund thus may not exactly replicate the performance of GDM.

GDX PERFORMANCE RECORD
6/30/09 (unaudited)

	Total Return
	Share Price	NAV	GDM

Year to date	11.61%	12.26%	12.50%
One year	(22.18)%	(21.86)%	(21.54)%
Life* (annualized)	(0.96)%	(0.95)%	(0.51)%
Life* (cumulative)	(2.97)%	(2.94)%	(1.58)%

* since 5/16/06

Gross Expense Ratio 0.53% / Net Expense Ratio 0.53%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/16/06) to the first day of secondary market trading in shares of the Fund (5/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

GOLD MINERS ETF

Geographical Weightings*
 (unaudited)

* Percentage of net assets.
Portfolio is subject to change.

NUCLEAR ENERGY ETF (TICKER: NLR)

Market Vectors Nuclear Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the DAXglobal® Nuclear Energy Index1 (DXNE) by investing in a portfolio of securities that generally replicates DXNE. As of June 30, 2009, DXNE represented 25 publicly traded companies.

DXNE, calculated by Deutsche Börse AG, is a modified market capitalization-weighted index intended to track the movements of securities of companies engaged in the nuclear energy industry that are traded on leading global exchanges.

Fund Review

For the six months ended June 30, 2009, (the “reporting period”), the Fund gained 16.06%, while DXNE increased 19.33%.2 The Fund had a net asset value of $19.30 per share on December 31, 2008 and ended the reporting period with a net asset value of $22.40 per share on June 30, 2009.

Despite ongoing debate regarding safety, disposal and building costs, interest in nuclear energy increased significantly during the semi-annual period. The intent to build more nuclear reactors to deal with the U.S.’ energy issues is the biggest step the U.S. has taken in three decades to restore life to the nuclear industry. To date, four utility companies have been selected to receive $18.5 billion in federal financing over the next few years to build the next generation of nuclear reactors. There are also at least 31 new applications to build nuclear reactors in the United States. Further, the “Group of Eight” industrialized nations met in late May to discuss possible energy reforms concerning nuclear energy and the general consensus was to create and not to destroy. Several nations, most notably France, Britain and Japan, are already heavily reliant on nuclear power and more countries, such as China, are rapidly building nuclear reactors. Seven of the Fund’s ten largest holdings as of June 30, 2009 produced positive returns, including Paladin Energy, which generated triple-digit returns during the reporting period. Uranium One, Cameco, Energy Resources of Australia and Areva each produced strong double-digit gains, which outpaced DXNE. JGC and Constellation Energy Group also experienced share price advances, but lagged DXNE. Of the Fund’s ten largest holdings at June 30, 2009, Electricite de France, Exelon and Mitsubishi Heavy Industries declined. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Paladin Energy, 4.4%; Uranium One, 4.3%; Cameco, 8.0%; Energy Resources of Australia, 4.5%; Areva, 4.5%; JGC, 4.4%; Constellation Energy Group, 8.3%; Electricite de France, 8.3%; Exelon, 8.6%; and Mitsubishi Heavy Industries, 8.4%.]

NUCLEAR ENERGY ETF

The Fund is subject to various risks including those associated with making investments in nuclear energy companies such as restrictive regulations, accidents, breaches of security, ill-intentioned acts or terrorism, air crashes, natural disasters, equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The DAXglobal® Nuclear Energy Index (DXNE), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation. Deutsche Börse AG neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of DXNE or results to be obtained by any person using DXNE in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The DAXglobal® Nuclear Energy Index (DXNE) is a modified market capitalization-weighted index intended to track the movements of securities of companies engaged in the nuclear energy industry that are traded on leading global exchanges.

[2]

The Fund is passively managed and may not hold each DXNE component in the same weighting as the DXNE and is subject to certain expenses that DXNE is not. The Fund thus may not exactly replicate the performance of DXNE.

NLR PERFORMANCE RECORD
6/30/09 (unaudited)

	Total Return
	Share Price	NAV	DXNE

Year to date	14.13%	16.06%	19.33%
One year	(34.38)%	(34.15)%	(33.50)%
Life* (annualized)	(24.50)%	(24.59)%	(23.75)%
Life* (cumulative)	(41.07)%	(41.21)%	(39.98)%

* since 8/13/07

Gross Expense Ratio 0.66% / Net Expense Ratio 0.65%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/13/07) to the first day of secondary market trading in shares of the Fund (8/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

NUCLEAR ENERGY ETF

Sector Weightings*
 (unaudited)

* Percentage of investments.
Portfolio is subject to change.

RVE HARD ASSETS PRODUCERS ETF (TICKER: HAP)

Market Vectors RVE Hard Assets Producers ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the RogersTM-Van Eck Hard Assets Producers Index1 (RVEI) by investing in a portfolio of securities that generally replicates the RVEI. As of June 30, 2009, RVEI represented 270 publicly traded companies.

RVEI, calculated and maintained by S-Network Global Indexes LLC, is a rules-based index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of hard assets and related products and services. The index includes water and renewable energy (solar, wind)—a first among commodity equity indexes—and utilizes consumption-based weights that afford balanced sector exposure.

Fund Review

For the six months ended June 30, 2009 (the “reporting period”), the Fund gained 17.58%, while RVEI increased 19.48%.2 The Fund had a net asset value of $23.27 per share on December 31, 2008 and ended the reporting period with a net asset value of $27.36 on June 30, 2009.

Overall, hard asset commodities and their corresponding equity sectors experienced a strong semi-annual period, primarily due to the emergence of economic “green shoots” and investors’ search for a hedge against inflation, which is anticipated to rise going forward. Seven of the Fund’s ten largest holdings as of June 30, 2009 generated positive returns. Shares of OAO Gazprom, BHP Billiton, Potash and Syngenta experienced double-digit gains that outpaced RVEI. Shares of BP, Monsanto and Deere & Co. also advanced but lagged RVEI. ExxonMobil, Chevron and Archer-Daniels-Midland lost ground. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: OAO Gazprom, 2.1%; BHP Billiton, 2.0%; Potash Corp. of Saskatchewan, 4.2%; Syngenta, 3.3%; BP, 2.5%; Monsanto, 6.3%; Deere & Co., 2.6%; ExxonMobil, 6.0%; Chevron, 2.3%; and Archer-Daniels-Midland, 2.6%.]

The Fund is subject to various risks including those associated with making investments in companies engaged in producing and distributing hard assets and related products and services, such as commodity price volatility, changes in government policies/regulations and world political and economic developments. Additional risks include competitive pressures, technological advances and/or obsolescence, the depletion of resources, labor relations issues and risks associated with foreign investments, a high degree of volatility and the potential of significant loss. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

RVE HARD ASSETS PRODUCERS ETF

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The RogersTM-Van Eck Hard Assets Producers Index has been licensed by Van Eck Associates Corporation from S-Network Global Indexes, LLC for use in connection with Market Vectors-RVE Hard Assets Producers ETF (HAP). HAP is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC, which makes no representation regarding the advisability of investing in HAP.

“Jim Rogers,” “James Beeland Rogers, Jr.,” and “Rogers,” are trademarks, service marks and/or registered trademarks of Beeland Interests, Inc. (“Beeland Interests”), which is owned and controlled by James Beeland Rogers, Jr., and are used subject to license. The personal names and likeness of Jim Rogers/James Beeland Rogers, Jr. are owned and licensed by James Beeland Rogers, Jr.

HAP is not sponsored, endorsed, sold or promoted by Beeland Interests or James Beeland Rogers, Jr. Neither Beeland Interests nor James Beeland Rogers, Jr. makes any representation or warranty, express or implied, nor accepts any responsibility, regarding the accuracy or completeness of this material, or the advisability of investing in securities or commodities generally, or in HAP or in futures particularly.

BEELAND INTERESTS AND ITS AFFILIATES AND VAN ECK AND ITS AFFILIATES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS, AND MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF HAP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF RVEI. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BEELAND INTERESTS OR VAN ECK OR ANY THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The RogersTM—Van Eck Hard Assets Producers Index (RVEI) is a rules-based, modified capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services. The companies are involved in six hard assets sectors: agriculture, energy, base metals, precious metals, forest products and water/renewable energy sources (solar, wind).

HAP PERFORMANCE RECORD 6/30/09 (unaudited)

	Total Return
	Share Price	NAV	RVEI

Year to date	15.28%	17.58%	19.48%
Life since 8/29/08	(30.47)%	(30.70)%	(30.70)%

Gross Expense Ratio 1.13% / Net Expense Ratio 0.65%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/29/08) to the first day of secondary market trading in shares of the Fund (9/3/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

RVE HARD ASSETS PRODUCERS ETF

Geographical Weightings*
(unaudited)

Sector Weightings**
(unaudited)

*	Percentage of net assets.
**	Percentage of investments.
Portfolio subject to change.

SOLAR ENERGY ETF (TICKER: KWT)

Market Vectors Solar Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Ardour Solar Energy IndexSM (SOLRX)1 by investing in a portfolio of securities that generally replicates SOLRX. As of June 30, 2009, SOLRX represented 31 publicly traded companies. SOLRX is widely considered the pure-play leader in tracking the global solar industry.

SOLRX, calculated and maintained by Dow Jones Indexes on behalf of Ardour Global Indexes LLC, is a rules-based, modified global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the solar energy industry.

Fund Review

For the six months ended June 30, 2009 (the “reporting period”), the Fund was up 5.06%, while SOLRX rose 7.58%.2 The Fund had a net asset value of $14.22 per share on December 31, 2008 and ended the reporting period with a net asset value of $14.94 per share on June 30, 2009.

Solar stocks performed well in the latter months of the semi-annual period as valuations remained attractive, investors recognized that companies were increasing capacity utilization as demand was starting to pick up, and the outlook for 2010 improved. A number of industry companies announced that they were seeing orders increase during the second quarter of 2009 and that they expected the first quarter of 2009 to have been the trough. The sector was also supported in large part by China’s development of stronger incentives for its solar industry. However, the significant fall in solar module pricing weighed on semi-annual returns. Further, the global recession and tight credit markets took their toll on the industry, making financing very difficult to obtain. Lower crude oil costs compared to the summer of 2008 also put the pursuit of virtually all forms of alternative energy on the back burner temporarily. Seven of the Fund’s ten largest holdings as of June 30, 2009 experienced robust share prices gains during the reporting period. Trina Solar and Yingli Green Energy Holding led the way with triple-digit share price advances, followed by double-digit increases for the shares of Suntech Power Holdings, SMA Solar Technology, MEMC Electronic Materials, First Solar and SolarWorld. Q-Cells, SunPower and Renewable Energy saw their share prices decline during the reporting period. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Trina Solar, 4.3%; Yingli Green Energy Holding, 4.7%; Suntech Power Holdings, 10.7%; SMA Solar Technology, 4.1%; MEMC Electronic Materials, 10.1%; First Solar, 10.1%; SolarWorld, 9.1%; Q-Cells, 4.1%; SunPower, 4.3%; and Renewable Energy, 3.9%.]

SOLAR ENERGY ETF

The Fund is subject to various risks including those associated with making investments in companies such as technological developments and obsolescence, short product cycles, commodity and energy price volatility, depletion of resources and risks associated with companies with a limited operating history. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

“Ardour Global IndexesSM, LLC” and “Ardour Solar Energy IndexSM” (SOLRX) are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation. The Fund is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. SOLRX is calculated by Dow Jones Indexes. The Fund, based on the SOLRX, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

The Ardour Solar Energy IndexSM (SOLRX) is a rules-based, modified global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the solar energy industry.

[2]

The Fund is passively managed and may not hold each SOLRX component in the same weighting as SOLRX and is subject to certain expenses that SOLRX is not. The Fund thus may not exactly replicate the performance of SOLRX.

KWT PERFORMANCE RECORD 6/30/09 (unaudited)

	Total Return
	Share Price	NAV	SOLRX

Year to date	5.42%	5.06%	7.58%
One year	(61.35)%	(61.52)%	(61.32)%
Life* (annualized)	(56.78)%	(56.86)%	(56.41)%
Life* (cumulative)	(63.20)%	(63.28)%	(62.83)%

* since 4/21/08

Gross Expense Ratio 1.11% / Net Expense Ratio 0.65%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/21/08) to the first day of secondary market trading in shares of the Fund (4/23/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

SOLAR ENERGY ETF

Geographical Weightings*
(unaudited)

* Percentage of net assets.
Portfolio is subject to change.

STEEL ETF (TICKER: SLX)

Market Vectors Steel ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of NYSE Arca Steel Index1 (STEEL) by investing in a portfolio of securities that generally replicates STEEL. As of June 30, 2009, STEEL represented 27 publicly traded issuers.

STEEL, calculated by NYSE Euronext, is a modified market capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

Fund Review

For the six months ended June 30, 2009 (the “reporting period”), the Fund gained 43.15%, while STEEL increased 43.24%.2 The Fund had a net asset value of $29.43 per share on December 31, 2008 and ended the reporting period with a net asset value of $42.13 per share on June 30, 2009.

After a severe drop in orders last year from the automotive, construction and industrial equipment markets, shares of steel companies rallied strongly during the semi-annual period ended June 30, 2009 on improved steel utilization, more favorable supply/demand factors, and anticipation of global economic recovery. Overall, demand from emerging markets overall especially strengthened the industrial metal. Most significantly, with its recovery, China, the world’s largest consumer of steel, increased its demand for steel. Key to that demand is China’s $300 billion commitment to strengthen its infrastructure. The steel industry also benefited from the passage of President Obama’s $787 billion stimulus package, where several hundreds of billion of dollars are intended to be spent on U.S. infrastructure development. Seven of the Fund’s ten largest holdings as of June 30, 2009 generated positive returns during the reporting period. Rio Tinto, Companhia Siderurgica Nacional, Gerdau and Vale experienced double-digit share price gains that outpaced STEEL. Shares of Allegheny Technologies and ArcelorMittal also enjoyed double-digit increases but lagged STEEL. POSCO produced a more modest positive return. During the reporting period, Cliffs Natural Resources, United States Steel and Nucor saw their share prices decline. [The percentage of the Fund’s net assets allocated to the above mentioned holdings as of June 30, 2009: Rio Tinto, 10.2%; Companhia Siderurgica Nacional, 5.0%; Gerdau, 5.1%; Vale, 10.0%; Allegheny Technologies, 4.5%; ArcelorMittal, 9.6%; POSCO, 5.3%; Cliffs Natural Resources, 4.5%; United States Steel, 4.5%; and Nucor, 5.0%.]

The Fund is subject to various risks including those associated with making investments in steel companies such as competitive pressures, fluctuations in the price of steel, changes in government regulation, world events and economic conditions. The Fund may loan its securities, which may subject it to additional credit and counterparty risk.

STEEL ETF

All Fund assets referenced are Total Net Assets as of June 30, 2009.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

NYSE Arca Steel Index (STEEL) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no warranty or representation as to the accuracy and/or completeness of STEEL or the results to be obtained by any person from the using STEEL in connection with trading the Fund.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Investors cannot invest directly in an index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[1]

NYSE Arca Steel Index (STEEL) is a modified market capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

[2]

The Fund is passively-managed and may not hold each STEEL component in the same weighting as STEEL and is subject to certain expenses that STEEL is not. The Fund thus may not exactly replicate the performance of STEEL.

Geographical Weightings*
(unaudited)

* Percentage of net assets.
Portfolio is subject to change.

SLX PERFORMANCE RECORD
6/30/09 (unaudited)

	Total Return
	Share Price	NAV	STEEL

Year to date	43.25%	43.15%	43.24%
One year	(58.42)%	(58.41)%	(58.32)%
Life* (annualized)	3.48%	3.48%	3.90%
Life* (cumulative)	9.75%	9.74%	10.98%

* since 10/10/06

Gross Expense Ratio 0.65% / Net Expense Ratio 0.55%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year at least until May 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/21/06) to the first day of secondary market trading in shares of the Fund (4/23/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period
As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 to June 30, 2009.

Actual Expenses
The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio	Expenses Paid During Period* January 1, 2009- June 30, 2009

Agribusiness ETF
Actual	$1,000.00	$1,239.60	0.62%	$3.45
Hypothetical **	$1,000.00	$1,021.71	0.62%	$3.12

Coal ETF
Actual	$1,000.00	$1,600.90	0.65%	$4.18
Hypothetical **	$1,000.00	$1,021.58	0.65%	$3.25

Global Alternative Energy ETF
Actual	$1,000.00	$1,058.10	0.65%	$3.31
Hypothetical **	$1,000.00	$1,021.64	0.65%	$3.25

Gold Miners ETF
Actual	$1,000.00	$1,122.60	0.53%	$2.81
Hypothetical **	$1,000.00	$1,022.15	0.53%	$2.67

Nuclear Energy ETF
Actual	$1,000.00	$1,160.60	0.65%	$3.48
Hypothetical **	$1,000.00	$1,021.57	0.65%	$3.25

RVE Hard Assets Producers ETF
Actual	$1,000.00	$1,175.80	0.65%	$3.49
Hypothetical **	$1,000.00	$1,021.59	0.65%	$3.24

Solar Energy ETF
Actual	$1,000.00	$1,050.60	0.65%	$3.29
Hypothetical **	$1,000.00	$1,021.58	0.65%	$3.25

Steel ETF
Actual	$1,000.00	$1,431.50	0.55%	$3.30
Hypothetical **	$1,000.00	$1,022.08	0.55%	$2.74

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2009), multiplied by the average account value over the period, multiplied by 181 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.

[This page intentionally left blank.]

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%
Argentina: 0.2%
335,557	Cresud S.A.C.I.F. y A. (ADR) †	$3,164,302

Australia: 1.6%
1,156,023	ABB Grains Ltd. #	8,683,090
2,399,566	AWB Ltd. #	2,279,102
1,437,007	Nufarm Ltd. #	10,635,089

		21,597,281

Brazil: 1.9%
692,330	Perdigao S.A. (ADR) * †	26,433,159

Canada: 8.4%
717,581	Maple Leaf Foods, Inc.	5,400,317
1,050,947	Potash Corp. of Saskatchewan Inc.	97,790,618
1,585,983	Viterra, Inc. *	13,792,938

		116,983,873

China/Hong Kong: 1.2%
25,820,100	China Agri-Industries Holdings Ltd. #	16,018,990

Indonesia: 1.6%
10,521,376	Astra Agro Lestari Tbk PT #	17,268,621
9,111,202	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	5,316,299

		22,584,920

Ireland: 0.4%
1,963,761	Glanbia PLC #	6,081,402

Japan: 9.8%
4,205,992	Komatsu Ltd. #	64,837,684
8,600,000	Kubota Corp. #	70,710,622

		135,548,306

Malaysia: 5.8%
41,740,500	IOI Corp. BHD. #	55,838,957
7,132,470	Kuala Lumpur Kepong BHD. #	24,091,122

		79,930,079

Netherlands: 2.3%
1,588,331	CNH Global N.V. (USD)	22,300,167
233,219	Nutreco Holding N.V. #	9,114,836

		31,415,003

Norway: 3.9%
1,950,592	Yara International ASA #	54,860,665

See Notes to Financial Statements

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Singapore: 12.0%
69,423,698	Golden Agri-Resources Ltd. † #	$18,107,913
11,786,049	Golden Agri-Resources Ltd. Rights (SGD 0.18, expiring 7/16/09) *	1,628,638
9,683,520	Indofood Agri Resources Ltd. * † #	8,115,497
11,468,087	Olam International Ltd. † #	19,137,883
34,831,751	Wilmar International Ltd. † #	120,227,167

		167,217,098

Switzerland: 8.0%
2,402,270	Syngenta A.G. (ADR)	111,753,600

United Kingdom: 1.2%
3,070,949	Tate & Lyle PLC #	16,144,907

United States: 41.4%
618,466	AGCO Corp. *	17,978,807
1,049,763	Agrium, Inc. †	41,875,046
121,762	Andersons, Inc.	3,645,554
2,383,843	Archer-Daniels-Midland Co.	63,815,477
816,378	Bunge Ltd.	49,186,775
323,834	CF Industries Holdings, Inc.	24,009,053
297,997	Chiquita Brands International Inc. * †	3,057,449
498,944	Corn Products International, Inc.	13,366,710
1,166,527	Cosan Ltd. (Class A) *	6,042,610
550,100	Darling International, Inc. *	3,630,660
1,531,760	Deere & Co.	61,193,812
1,322,944	Del Monte Foods Co.	12,409,215
501,962	Intrepid Potash Inc. *	14,095,093
82,334	Lindsay Corp. †	2,725,255
1,412,419	Monsanto Co.	104,999,228
2,200,151	Mosaic Co.	97,466,689
960,605	Smithfield Foods Inc. * †	13,419,652
667,029	Terra Industries Inc.	16,155,442
2,057,673	Tyson Foods, Inc.	25,947,256

		575,019,783

Total Common Stocks (Cost: $1,693,334,564)		1,384,753,368

MONEY MARKET FUND (United States): 0.4% (Cost: $5,877,307)

	Dreyfus Government
5,877,307	Cash Management Fund	5,877,307

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $1,699,211,871)		1,390,630,675

See Notes to Financial Statements

Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.7%
	Dreyfus Government
58,796,207	Cash Management Fund	$58,796,207
	Bank of New York
6,253,090	Institutional Cash Reserve Series A	6,253,090
	Bank of New York
2,069,636	Institutional Cash Reserve Series B	305,271

Total Collateral (Cost: $67,118,933)		65,354,568

Total Investments: 104.8% (Cost: $1,766,330,804)		1,455,985,243
Liabilities in excess of other assets: (4.8)%		(66,665,125)

NET ASSETS: 100.0%		$1,389,320,118

ADR	American Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $62,737,248.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $527,469,846 which represents 38.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	39.4%	$546,877,253
Agricultural Equipment	14.7	204,417,816
Agriproduct Operations	36.2	503,006,998
Ethanol/Biodiesel	1.5	21,335,289
Livestock Operations	7.8	109,116,012
Money Market Fund	0.4	5,877,307

	100.0%	$1,390,630,675

See Notes to Financial Statements

COAL ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Australia: 4.7%
1,112,640	Centennial Coal Co. Ltd. #	$2,192,299
535,846	Felix Resources Ltd. † #	6,107,694
92,575	Gloucester Coal Ltd. #	386,767
364,898	Macarthur Coal Ltd. † #	1,931,821
487,488	Riversdale Mining Ltd. * #	2,073,421

		12,692,002

Canada: 0.1%
181,673	Western Canadian Coal Corp. * †	289,400

China/Hong Kong: 27.3%
18,649,095	China Coal Energy Co. Ltd. #	21,869,193
6,809,908	China Shenhua Energy Co. Ltd. #	24,879,189
17,206,067	Fushan International Energy Group Ltd. * † #	9,463,453
5,716,307	Hidili Industry International Development Ltd. * † #	4,448,633
9,389,961	Yanzhou Coal Mining Co. Ltd. † #	12,876,329

		73,536,797

Indonesia: 14.8%
104,866,715	Adaro Energy Tbk PT #	12,261,132
61,741,500	Bumi Resources Tbk PT #	11,152,863
10,435,500	Darma Henwa Tbk PT * #	208,188
3,003,552	Indo Tambangraya Megah PT #	5,842,341
9,216,000	Tambang Batubara Bukit Asam Tbk PT #	10,408,149

		39,872,673

Japan: 0.1%
266,500	Nippon Coke & Engineering Co. Ltd. #	343,716

Singapore: 1.2%
2,650,200	Straits Asia Resources Ltd. #	3,181,731

South Africa: 4.4%
1,202,226	Exxaro Resources Ltd. #	11,793,844

United Kingdom: 0.2%
200,340	UK Coal PLC * #	414,320

United States: 47.0%
421,094	Alpha Natural Resources, Inc. *	11,062,139
699,999	Arch Coal, Inc.	10,758,985
432,772	Bucyrus International, Inc.	12,359,968
565,391	Consol Energy Inc.	19,200,678
273,396	Foundation Coal Holdings, Inc.	7,685,162
11,028	FreightCar America, Inc.	185,381
17,873	Fuel Tech, Inc. * †	173,368
293,617	International Coal Group, Inc. * †	839,745
78,406	James River Coal Co. *	1,186,283

See Notes to Financial Statements

Number of Shares		Value

United States: (continued)
585,213	Joy Global Inc.	$20,903,808
468,896	Massey Energy Co.	9,162,228
204,240	Patriot Coal Corp. * †	1,303,051
658,086	Peabody Energy Co.	19,847,874
321,610	Walter Energy, Inc.	11,655,147

		126,323,817

Total Common Stocks (Cost: $346,366,228)		268,448,300

Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $346,366,228)		268,448,300

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.3%
	Dreyfus Government
8,933,031	Cash Management Fund	8,933,031
	Bank of New York
187,251	Institutional Cash Reserve Series B	27,619

Total Collateral (Cost: $9,120,282)		8,960,650

Total Investments: 103.1% (Cost: $355,486,510)		277,408,950
Liabilities in excess of other assets: (3.1)%		(8,426,612)

NET ASSETS: 100.0%		$268,982,338

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,615,182.
#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $141,835,083, which represents 52.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Coal Mining and Production	87.9%	$236,006,509
Coal Mining Equipment	0.3	839,745
Coal Mining Services	4.6	12,261,132
Coal Power Generation	0.8	2,192,299
Coal Technology	6.4	17,148,615

	100.0%	$268,448,300

See Notes to Financial Statements

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.4%
Austria: 5.2%
234,849	Verbund - Oesterreichische Elektrizis A.G. #	$11,979,023

China/Hong Kong: 8.0%
680,292	Dongfang Electrical Machinery Co. Ltd. #	2,420,726
542,136	JA Solar Holdings Co., Ltd. (ADR) * †	2,548,039
167,395	LDK Solar Co., Ltd. (ADR) * †	1,888,216
443,992	Suntech Power Holdings Co. Ltd. (USD) * †	7,929,697
278,047	Yingli Green Energy Holding Co. Ltd. (ADR) * †	3,767,537

		18,554,215

Denmark: 17.6%
567,933	Vestas Wind Systems A/S * #	40,751,761

Germany: 6.1%
150,916	Nordex A.G. * † #	2,376,789
228,143	Q-Cells A.G. * † #	4,664,149
301,872	Solarworld A.G. † #	7,143,135

		14,184,073

Japan: 5.4%
391,604	Kurita Water Industries Ltd. #	12,627,452

Norway: 1.8%
446,117	Renewable Energy Corp A.S. * † #	3,479,947
191,557	Renewable Energy Corp A.S. Rights
	(NOK 26.50, expiring 7/13/09) * †	684,499

		4,164,446

Portugal: 3.4%
781,629	EDP Renovaveis S.A. * #	8,017,506

Spain: 11.2%
667,233	Gamesa Corporacion Tecnologica S.A. #	12,719,037
2,872,890	Iberdrola Renovables * † #	13,168,950

		25,887,987

United States: 40.7%
160,679	American Superconductor Corp. * †	4,217,824
695,549	Cosan Ltd. (Class A) *	3,602,944
475,523	Covanta Holding Corp. *	8,064,870
291,917	Cree Inc. * †	8,579,441
189,449	Energy Conversion Devices, Inc. * †	2,680,703
173,396	EnerSys Inc. *	3,154,073
103,290	ESCO Technologies Inc. *	4,627,392
811,429	Evergreen Solar, Inc. * †	1,760,801
143,234	First Solar, Inc. *	23,221,096
57,793	Fuel Systems Solutions Inc. * †	1,166,841
289,438	International Rectifier Corp. *	4,286,577
134,399	Itron, Inc. *	7,401,353
748,620	MEMC Electronic Materials Inc. *	13,332,922

See Notes to Financial Statements

Number of Shares		Value

United States: (continued)
75,352	Ormat Technologies, Inc.	$3,037,439
199,461	Sunpower Corp. * †	5,313,641

		94,447,917

Total Common Stocks (Cost: $273,504,116)		230,614,380

MONEY MARKET FUND (United States): 1.1% (Cost: $2,442,064)
	Dreyfus Government
2,442,064	Cash Management Fund	2,442,064

Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $275,946,180)		233,056,444

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 20.2%

	Dreyfus Government
46,797,165	Cash Management Fund	46,797,165
	Bank of New York
1,089,236	Institutional Cash Reserve Series B	160,662

Total Collateral (Cost: $47,886,401)		46,957,827

Total Investments: 120.7% (Cost: $323,832,581)		280,014,271
Liabilities in excess of other assets: (20.7)%		(48,025,241)

NET ASSETS: 100.0%		$231,989,030

ADR	American Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $46,581,471.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $119,348,475 which represents 51.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Alternate Energy Sources	37.9%	$88,333,720
Batteries & Battery Systems	16.8	39,094,206
Electric Services	2.4	5,655,753
Power Conversion & Supply Equipment	8.0	18,624,631
Semiconductors and Related Devices	30.4	70,841,200
Superconductor Product & Systems	3.5	8,064,870
Money Market Fund	1.0	2,442,064

	100.0%	$233,056,444

See Notes to Financial Statements

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Australia: 4.6%
8,531,030	Lihir Gold Ltd. (ADR) * †	$198,090,517

Canada: 54.5%
3,686,264	Agnico-Eagle Mines Ltd. (USD)	193,455,135
7,318,294	Aurizon Mines Ltd. (USD) *	25,979,944
17,072,963	Barrick Gold Corp.	572,797,909
17,120,167	Eldorado Gold Corp. *	153,225,495
5,679,761	Gammon Gold, Inc. (USD) *	37,884,006
14,379,879	Goldcorp, Inc. (USD)	499,700,795
15,376,445	Great Basin Gold Ltd. * †	21,065,730
16,848,162	IAMGOLD Corp.	170,503,399
13,580,491	Kinross Gold Corp. (USD)	246,485,912
16,412,332	New Gold, Inc. (USD) *	43,820,926
4,025,786	PAN American Silver Corp. (USD) *	73,792,657
14,361,991	Silver Wheaton Corp. (USD) *	118,342,806
4,125,357	Tanzanian Royalty Exploration Corp. * †	12,046,042
21,244,090	Yamana Gold, Inc. (USD)	187,797,756

		2,356,898,512

Peru: 4.3%
7,719,017	Cia de Minas Buenaventura S.A. (ADR)	185,487,978

South Africa: 15.4%
6,925,424	AngloGold Ashanti Ltd. (ADR)	253,678,281
18,202,992	Gold Fields Ltd. (ADR)	219,346,054
18,543,231	Harmony Gold Mining Co. Ltd. (ADR) *	191,366,144

		664,390,479

United Kingdom: 5.8%
2,997,632	Randgold Resources Ltd. (ADR) †	192,358,045
3,166,290	Silver Standard Resources, Inc. (ADR) * †	59,367,938

		251,725,983

United States: 15.2%
3,167,303	Coeur d’Alene Mines Corp. * †	38,957,827
10,893,284	Golden Star Resources Ltd. * †	22,331,232
10,056,879	Hecla Mining Co. * †	26,952,436
2,723,250	Minefinders Corp. * †	18,763,192
5,920,428	Nevsun Resources Ltd. *	6,986,105
9,568,680	Newmont Mining Corp.	391,071,952
11,729,915	Northgate Minerals Corp. *	25,102,018
1,879,147	Royal Gold, Inc. †	78,360,430
1,726,476	Seabridge Gold, Inc. * †	44,784,787
1,591,045	Vista Gold Corp. * †	2,736,597

		656,046,576

See Notes to Financial Statements

Number of Shares		Value

Total Common Stocks (Cost: $4,332,729,826)		$4,312,640,045

MONEY MARKET FUND (United States): 0.3% (Cost: $13,909,207)
	Dreyfus Government
13,909,207	Cash Management Fund	13,909,207

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $4,346,639,033)		4,326,549,252

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.9%
	Dreyfus Government
81,737,288	Cash Management Fund	81,737,288
	Bank of New York
2,984,133	Institutional Cash Reserve Series B	440,160

Total Collateral (Cost: $84,721,421)		82,177,448

Total Investments: 102.0% (Cost: $4,431,360,454)		4,408,726,700
Liabilities in excess of other assets: (2.0)%		(86,639,101)

NET ASSETS: 100.0%		$4,322,087,599

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $75,560,183.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Gold Mining	90.0%	$3,894,758,257
Silver Mining	5.8	251,503,401
Precious Metals	2.2	95,605,025
Metal-Diversified	0.7	26,952,436
Metal-Copper	1.0	43,820,926
Money Market Fund	0.3	13,909,207

	100.0%	$4,326,549,252

See Notes to Financial Statements

NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%
Australia: 8.9%
395,279	Energy Resources of Australia Ltd. #	$7,441,423
1,823,788	Paladin Energy Ltd. * † #	7,193,945

		14,635,368

Canada: 18.2%
2,591,898	Denison Mines Corp. * †	4,307,369
905,092	Forsys Metals Corp. *	3,623,953
1,359,708	Fronteer Development Group, Inc. * †	4,671,490
988,108	Hathor Exploration Ltd. *	1,591,046
80,200	Max Minerals Ltd. *	14,157
2,206,149	UEX Corp. * †	2,450,538
3,110,782	Uranium One, Inc. *	7,151,839
962,641	Uranium Participation Corp. *	6,183,581

		29,993,973

France: 12.8%
12,607	Areva S.A. † #	7,382,067
280,550	Electricite de France S.A. † #	13,696,721

		21,078,788

Japan: 24.1%
336,923	Hitachi Plant Technologies Ltd. #	1,678,179
2,524,714	IHI Corp. * #	4,354,432
445,974	JGC Corp. #	7,167,192
1,819,305	Kajima Corp. #	5,654,685
3,366,906	Mitsubishi Heavy Industries Ltd. #	13,911,653
489,476	Taihei Dengyo Kaisha Ltd. #	5,034,282
167,900	Toshiba Plant Systems & Services Corp. #	1,900,660

		39,701,083

South Africa: 2.9%
1,375,550	First Uranium Corp. * †	4,832,517

United States: 32.8%
209,879	American Ecology Corp.	3,761,032
511,376	Cameco Corp.	13,091,226
133,617	Central Vermont Public Service Corp.	2,418,468
514,006	Constellation Energy Group, Inc.	13,662,279
276,717	Exelon Corp.	14,170,677
1,288,238	USEC, Inc. * †	6,853,426

		53,957,108

Total Common Stocks (Cost: $221,392,903)		164,198,837

See Notes to Financial Statements

Number of Shares		Value

MONEY MARKET FUND (United States): 0.1% (Cost: $245,394)
	Dreyfus Government
245,394	Cash Management Fund	$245,394

Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $221,638,297)		164,444,231

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 17.1%
	Dreyfus Government
28,050,099	Cash Management Fund	28,050,099
	Bank of New York
258,248	Institutional Cash Reserve Series B	38,091

Total Collateral (Cost: $28,308,346)		28,088,190

Total Investments: 116.9% (Cost: $249,946,643)		192,532,421
Liabilities in excess of other assets: (16.9)%		(27,902,188)

NET ASSETS: 100.0%		$164,630,233

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $26,585,396.
#

Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $75,415,239, which represents 45.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Gold Miners	0.0%	$14,157
Nuclear Fuel Transport	2.3	3,761,032
Nuclear Plant Builder	24.1	39,701,083
Nuclear Power Generation	31.2	51,330,212
Uranium Enrichment	4.2	6,853,426
Uranium Miners	34.3	56,355,346
Uranium Storage	3.8	6,183,581
Money Market Fund	0.1	245,394

	100.0%	$164,444,231

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.6%
Argentina: 0.3%
4,880	Tenaris S.A. (ADR) †	$131,955

Australia: 3.7%
12,056	ABB Grains Ltd. #	90,555
34,213	BHP Billiton Ltd. #	940,376
14,897	BlueScope Steel Ltd. #	30,306
498	Energy Resources of Australia Ltd. #	9,375
11,828	Fortescue Metals Group Ltd. * #	35,968
4,058	Lihir Gold Ltd. (ADR) *	94,227
8,899	Newcrest Mining Ltd. #	218,218
7,205	Origin Energy Ltd. #	85,113
31,663	OZ Minerals Ltd. #	23,289
6,815	Santos Ltd. #	80,111
3,975	Woodside Petroleum Ltd. #	137,772

		1,745,310

Austria: 0.5%
305	Mayr-Melnhof Karton A.G. #	25,760
1,213	OMV A.G. #	45,596
2,861	Verbund - Oesterreichische Elektrizis A.G. #	145,932
1,373	Voestalpine A.G. #	37,812

		255,100

Brazil: 3.8%
2,608	Cia Saneamento Basico do Estado de Sao Paulo (ADR)	78,214
8,332	Cia Siderurgica Nacional S.A. (ADR)	186,220
9,816	Gerdau S.A. (ADR) †	102,774
20,970	Petroleo Brasileiro S.A. (ADR)	859,351
34,199	Vale S.A. (ADR)	602,928

		1,829,487

Canada: 11.3%
785	Addax Petroleum Corp.	33,344
2,865	Agnico-Eagle Mines Ltd. (USD) †	150,355
16,138	Barrick Gold Corp.	541,430
4,306	Canadian Natural Resources Ltd. †	226,022
6,849	Eldorado Gold Corp. *	61,299
3,077	Enbridge Inc. †	106,864
6,197	EnCana Corp. †	306,566
1,469	Gerdau Ameristeel Corp.	10,019
13,440	Goldcorp, Inc. (USD) †	467,040
2,065	Husky Energy Inc.	57,842
6,012	IAMGOLD Corp.	60,982
2,092	Imperial Oil Ltd. (USD) †	80,458
12,766	Kinross Gold Corp. (USD)	231,703

See Notes to Financial Statements

Number of Shares		Value

Canada: (continued)
4,005	Petro-Canada (USD)	$153,872
21,769	Potash Corp. of Saskatchewan	2,025,605
7,735	Suncor Energy, Inc. (USD)	234,680
8,387	Talisman Energy, Inc.	119,850
5,068	Teck Cominco Ltd. *	80,784
1,524	TransAlta Corp.	29,277
5,113	TransCanada Corp. †	137,591
17,513	Viterra Inc. *	152,307
13,555	Yamana Gold, Inc. (USD)	119,826

		5,387,716

Chile: 0.3%
3,546	Antofagasta PLC (GBP) #	34,462
653	Cap S.A.	16,287
3,616	Empresas CMPC S.A.	96,313

		147,062

China/Hong Kong: 2.2%
1,657	Aluminum Corp of China Ltd. (ADR) †	38,674
147,868	Chaoda Modern Agriculture Holdings Ltd. #	86,470
95,542	China Agri-Industries Holdings Ltd. #	59,275
31,552	China Coal Energy Co. Ltd. #	37,000
47,000	China Molybdenum Co. Ltd. #	33,650
137,883	China Petroleum & Chemical Corp. #	104,394
27,791	China Shenhua Energy Co. Ltd. #	101,531
131,179	CNOOC Ltd. #	161,593
14,500	Fosun International Ltd. #	8,960
54,157	Nine Dragons Paper Holdings Ltd. #	35,485
168,840	PetroChina Co. Ltd. #	186,579
7,620	Sino-Forest Corp. (CAD) *	81,360
2,448	Suntech Power Holdings Co. Ltd. (USD) * †	43,721
66,841	Zijin Mining Group Ltd. #	60,153

		1,038,845

Denmark: 0.7%
4,543	Vestas Wind Systems A/S * #	325,981

Egypt: 0.0%
410	Egyptian Iron & Steel Co. #	953

Finland: 0.4%
1,030	Neste Oil Oyj #	14,331
1,296	Outokumpu Oyj #	22,392
823	Rautaruukki Oyj #	16,505
23,780	Stora Enso Oyj (R Shares) #	125,767

		178,995

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

France: 2.6%
49	Eramet #	$12,869
831	Technip S.A. #	40,971
16,540	Total S.A. #	896,347
10,055	Veolia Environment #	297,249

		1,247,436

Germany: 0.4%
750	Nordex A.G. * #	11,812
1,361	Q-Cells A.G. * † #	27,824
401	Salzgitter A.G. #	35,339
1,918	Solarworld A.G. #	45,385
3,509	ThyssenKrupp A.G. #	87,405

		207,765

Hungary: 0.0%
303	MOL Hungarian Oil and Gas NyRt #	18,718

India: 1.4%
6,505	Reliance Industries Ltd. (GDR) *	549,513
7,439	Sterlite Industries (ADR)	92,541

		642,054

Indonesia: 0.1%
23,744	Astra Agro Lestari Tbk PT #	38,971
18,954	International Nickel Indonesia Tbk PT #	7,652

		46,623

Italy: 1.0%
18,693	ENI S.p.A. #	443,279
2,026	Saipem S.p.A. #	49,491
2,226	Saras S.p.A. #	6,354

		499,124

Japan: 2.6%
2,600	Daio Paper Corp. #	22,749
1,717	Hitachi Metals Ltd. #	14,592
7	Inpex Holdings Inc. #	55,726
4,364	JFE Holdings, Inc. #	146,391
24,035	Kobe Steel Ltd. #	44,694
2,265	Kurita Water Industries Ltd. #	73,036
11,029	Mitsubishi Materials Corp. #	34,284
6,900	Nippon Mining Holdings Inc. #	35,600
9,451	Nippon Oil Corp. #	55,566
3,800	Nippon Paper Group Inc. #	98,150
47,773	Nippon Steel Corp. #	182,610
16,214	Nippon Suisan Kaisha Ltd. #	42,458
34,376	OJI Paper Co Ltd. #	147,466

See Notes to Financial Statements

Number of Shares		Value

Japan: (continued)
7,770	Rengo Co. Ltd. #	$49,951
5,383	Sumitomo Forestry Co. Ltd. #	45,497
33,901	Sumitomo Metal Industries Ltd. #	89,978
5,223	Sumitomo Metal Mining Ltd. #	73,258
2,600	TonenGeneral Sekiyu K.K. #	26,422

		1,238,428

Kazakhstan: 0.0%
1,765	Kazakhmys PLC (GBP) #	18,425

Luxembourg: 0.1%
2,105	Ternium S.A. (ADR) *	36,332

Malaysia: 1.0%
23,751	Asiatic Development BHD. #	37,071
236,376	IOI Corp. BHD. #	316,215
35,778	Kuala Lumpur Kepong BHD. #	120,846

		474,132

Mexico: 0.1%
39,257	Grupo Mexico, S.A.B. de C.V.	42,923
1,362	Industrias Penoles S.A. de C.V.	22,027

		64,950

Netherlands: 1.9%
7,392	ArcelorMittal S.A. #	244,588
1,911	CNH Global N.V. (USD) †	26,830
2,533	Nutreco Holding N.V. #	98,997
21,893	Royal Dutch Shell PLC #	551,719

		922,134

Norway: 1.4%
3,706	Cermaq ASA * #	29,579
173,480	Marine Harvest ASA * #	116,541
6,905	Norsk Hydro ASA * #	35,543
9,564	Renewable Energy Corp A.S. * #	74,604
3,297	Renewable Energy Corp A.S. Rights (NOK 26.5, expiring 7/13/09) *	11,781
2,209	SeaDrill Ltd. #	31,781
13,464	Yara International ASA #	378,677

		678,506

Papua New Guinea: 0.1%
7,579	Oil Search Ltd. #	33,246

Peru: 0.3%
5,110	Cia de Minas Buenaventura S.A. (ADR)	122,793

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Poland: 0.1%
1,222	KGHM Polska Miedz S.A. #	$31,335
2,563	Polski Koncern Naftowy Orlen S.A. #	21,271
10,841	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	13,833

		66,439

Portugal: 0.1%
1,424	Galp Energia, SGPS, S.A. #	20,070
7,042	Portucel-Empresa Produtora de Pasta e Papel S.A. #	17,246

		37,316

Russia: 5.9%
3,727	Evraz Group S.A. (GDR) # R	70,813
20,018	JSC MMC Norilsk Nickel (ADR) * #	184,515
7,019	LUKOIL (ADR) #	312,247
9,021	Magnitogorsk Iron & Steel Works (GDR) # R	53,173
4,371	Mechel OAO (ADR)	36,498
2,510	Novatek OAO (GDR) # R	119,605
6,294	Novolipetsk Steel (GDR) #	129,594
48,915	OAO Gazprom (ADR) #	993,281
7,068	Polyus Gold Co. (ADR) * #	146,044
79,345	Rosneft Oil Co. (GDR) #	433,453
10,568	Severstal (GDR) # R	57,562
29,534	Surgutneftegaz ADR #	205,607
2,859	Tatneft (GDR) * #	70,234

		2,812,626

Singapore: 1.7%
534,632	Golden Agri-Resources Ltd. #	139,449
90,887	Golden Agri-Resources Ltd. Rights (SGD 0.18, expiring 7/16/09) *	12,559
83,065	Olam International Ltd. #	138,618
153,364	Wilmar International Ltd. #	529,360

		819,986

South Africa: 2.1%
931	African Rainbow Minerals Ltd. #	15,681
827	Anglo Platinum Ltd. #	58,498
6,397	AngloGold Ashanti Ltd. (ADR) †	234,322
1,869	ArcelorMittal South Africa Ltd. #	23,134
1,068	Exxaro Resources Ltd. #	10,477
12,110	Gold Fields Ltd. (ADR) †	145,925
7,475	Harmony Gold Mining Co Ltd. (ADR) *	77,142
8,791	Impala Platinum Holdings Ltd. #	194,239
1,183	Kumba Iron Ore Ltd. #	27,751
20,516	Sappi Ltd. #	60,392
4,656	Sasol Ltd. #	162,651

		1,010,212

See Notes to Financial Statements

Number of Shares		Value

South Korea: 0.7%
575	Hyundai Steel Co. #	$26,433
639	POSCO	212,423
495	SK Energy Co. Ltd. #	39,594
201	SK Holdings Co. Ltd. #	16,707
340	S-Oil Corp. #	15,145
1,032	Woongjin Coway Co. Ltd. #	25,039

		335,341

Spain: 0.5%
1,121	Acerinox, S.A. † #	20,823
92	Compania Espanola de Petroleos S.A. #	3,541
4,441	Gamesa Corporacion Tecnologica S.A. #	84,656
6,041	Repsol YPF, S.A. #	135,207

		244,227

Sweden: 0.7%
2,205	Holmen AB #	48,075
25,053	Svenska Cellulosa AB (Class B) #	262,638

		310,713

Switzerland: 3.3%
6,876	Syngenta A.G. #	1,598,340

Taiwan: 0.2%
96,000	China Steel Corp. #	82,224
14,000	Formosa Petrochemical Corp. #	33,271

		115,495

Turkey: 0.0%
2,731	Eregli Demir ve Celik Fabrikalari T.A.S. * #	7,809
1,009	Tupras-Turkiye Petrol Rafinerileri A.S. #	12,280

		20,089

United Kingdom: 6.8%
12,327	Anglo American PLC #	360,792
27,656	BG Group PLC #	466,186
151,125	BP AMOCO PLC #	1,195,360
1,052	Cairn Energy PLC * #	40,717
2,472	Lonmin PLC #	47,962
14,589	Mondi PLC #	49,814
11,440	Northumbrian Water Group PLC #	46,722
7,926	Pennon Group PLC #	63,150
1,421	Randgold Resources Ltd. (ADR)	91,186
9,090	Rio Tinto PLC #	315,116
4,551	Rio Tinto PLC Rights (GBP 14.00, expiring 7/1/09) *	52,314
5,357	Severn Trent PLC #	96,700

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

United Kingdom: (continued)
6,064	Tullow Oil PLC #	$94,013
15,362	United Utilities Group PLC #	126,096
19,993	Xstrata PLC #	217,507

		3,263,635

United States: 41.3%
6,740	AGCO Corp. *	195,932
11,572	Agrium, Inc.	461,607
9,796	Alcoa, Inc. †	101,193
899	Allegheny Technologies, Inc.	31,402
4,037	Anadarko Petroleum Corp.	183,239
2,752	Apache Corp.	198,557
3,070	Aqua America, Inc. †	54,953
46,350	Archer-Daniels-Midland Co.	1,240,789
2,545	Baker Hughes, Inc.	92,740
2,389	BJ Services Co.	32,562
8,899	Bunge Ltd. †	536,165
837	Cabot Oil & Gas Corp.	25,646
4,116	Cameco Corp. †	105,370
1,776	Cameron International Corp. *	50,261
3,557	CF Industries Holdings, Inc.	263,716
4,943	Chesapeake Energy Corp. †	98,020
16,449	Chevron Corp.	1,089,746
1,328	Cliffs Natural Resources Inc.	32,496
11,375	ConocoPhillips	478,432
1,489	Consol Energy Inc.	50,566
252	Continental Resources Inc. *	6,993
5,464	Corn Products International, Inc.	146,381
5,948	Darling International, Inc. *	39,257
31,206	Deere & Co.	1,246,680
1,959	Denbury Resources Inc. * †	28,856
3,452	Devon Energy Corp.	188,134
1,149	Diamond Offshore Drilling, Inc.	95,424
5,744	El Paso Corp.	53,017
1,028	Energy Conversion Devices, Inc. * †	14,546
1,163	ENSCO International, Inc.	40,554
2,055	EOG Resources, Inc. †	139,576
1,012	Equitable Resources, Inc.	35,329
40,769	Exxon Mobil Corp.	2,850,161
1,139	First Solar, Inc. * †	184,655
1,022	FMC Technologies, Inc. * †	38,407
4,283	Freeport-McMoRan Copper & Gold, Inc.	214,621
7,393	Halliburton Co.	153,035
842	Helmerich & Payne, Inc. †	25,993

See Notes to Financial Statements

Number of Shares		Value

United States: (continued)
2,394	Hess Corp.	$128,678
17,970	International Paper Co.	271,886
836	Itron, Inc. *	46,039
5,836	Marathon Oil Corp.	175,839
1,870	McDermott International, Inc. *	37,980
7,224	MeadWestvaco Corp.	118,546
40,359	Monsanto Co. *	3,000,288
11,709	Mosaic Co.	518,709
1,458	Murphy Oil Corp.	79,199
2,243	Nabors Industries Ltd. *	34,946
2,925	Nalco Holding Co.	49,257
3,442	National Oilwell Varco, Inc. *	112,416
1,036	Newfield Exploration Co. *	33,846
9,058	Newmont Mining Corp.	370,200
4,290	Nexen, Inc.	92,879
2,152	Noble Corp.	65,098
1,392	Noble Energy, Inc. †	82,086
3,283	Nucor Corp.	145,864
6,611	Occidental Petroleum Corp.	435,070
447	Ormat Technologies, Inc. †	18,019
4,298	Packaging Corp. of America	69,628
2,205	Peabody Energy Co.	66,503
2,011	Petrohawk Energy Corp. *	44,845
975	Plains Exploration & Production Co. *	26,676
1,427	Pride International, Inc. *	35,761
1,420	Questar Corp.	44,105
1,264	Range Resources Corp. †	52,342
666	Reliance Steel & Aluminum Co.	25,568
1,509	Rock-Tenn Co. (Class A)	57,583
9,591	Schlumberger Ltd.	518,969
25	Seaboard Corp.	28,050
1,791	Smith International, Inc.	46,118
8,900	Smithfield Foods Inc. * †	124,333
1,787	Southern Copper Corp.	36,526
2,780	Southwestern Energy Co. *	108,003
5,303	Spectra Energy Corp.	89,727
1,735	Steel Dynamics, Inc.	25,557
2,077	Sunpower Corp.* †	55,331
4,154	Temple-Inland, Inc.	54,500
7,278	Terra Industries, Inc.	176,273
2,642	Tractor Supply Co. *	109,167
2,639	Transocean, Inc. *	196,051
27,179	Tyson Foods, Inc.	342,727

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

United States: (continued)
1,212	Ultra Petroleum Corp. *	$47,268
1,461	United States Steel Corp. †	52,216
4,254	Valero Energy Corp.	71,850
5,671	Weatherford International Ltd. *	110,925
8,760	Weyerhaeuser Co. †	266,567
4,771	Williams Cos, Inc. †	74,475
4,663	XTO Energy, Inc.	177,847

		19,777,347

Total Common Stocks (Cost: $46,608,440)		47,703,836

MONEY MARKET FUND (United States): 0.2% (Cost: $81,471)
	Dreyfus Government
81,471	Cash Management Fund	81,471

Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $46,689,911)		47,785,307

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 8.0%
	Dreyfus Government
3,824,013	Cash Management Fund	3,824,013

Total Collateral (Cost: $3,824,013)		3,824,013

Total Investments: 107.8% (Cost: $50,513,924)		51,609,320
Liabilities in excess of other assets: (7.8)%		(3,720,716)

NET ASSETS: 100.0%		$47,888,604

See Notes to Financial Statements

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,682,308.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $18,439,640 which represents 38.5% of net assets.

R

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agriculture	30.0%	$14,320,373
Alternative Energy Sources	2.5	1,178,781
Base/Industrial Metals	13.2	6,293,520
Energy	40.6	19,426,728
Forest Products	4.4	2,114,540
Precious Metals	7.4	3,532,514
Water	1.7	837,380
Money Market Fund	0.2	81,471

	100.0%	$47,785,307

See Notes to Financial Statements

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.8%
Canada: 2.5%
48,563	5N Plus Inc. *	$270,131
41,009	Canadian Solar, Inc. * †	497,029

		767,160

China/Hong Kong: 28.9%
40,411	China Sunergy Co., Ltd. (ADR) * †	174,576
240,256	JA Solar Holdings Co., Ltd. (ADR) *	1,129,203
70,709	LDK Solar Co., Ltd. (ADR) * †	797,597
75,028	Renesola Ltd. (ADR) * †	422,408
34,256	Solarfun Power Holdings Co., Ltd. *	221,979
179,033	Suntech Power Holdings Co., Ltd. (ADR) (USD) *	3,197,529
50,444	Trina Solar Ltd. (ADR) *	1,292,880
103,229	Yingli Green Energy Holding Co., Ltd. (ADR) *	1,398,753

		8,634,925

Germany: 27.5%
15,460	Aleo Solar A.G. * #	135,423
11,800	Centrotherm Photovoltaics A.G. * #	511,967
286,385	Conergy A.G. * #	249,827
12,404	Phoenix Solar A.G. #	573,188
60,613	Q-Cells A.G. * † #	1,239,171
22,733	Roth & Rau A.G. * #	743,439
16,547	SMA Solar Technology A.G. #	1,227,749
19,263	Solar Millenium A.G. * #	632,098
114,269	Solarworld A.G. † #	2,703,924
14,857	Solon A.G. Fuer Solartechnik * † #	186,934

		8,203,720

Norway: 3.9%
124,816	Renewable Energy Corp. A.S. * † #	973,630
51,763	Renewable Energy Corp. A.S. Rights (NOK 26.50, expiring 7/13/09) * †	184,967

		1,158,597

Spain: 0.7%
72,202	Solaria EnergÌa y Medio Ambiente, S.A. * † #	204,172

United Kingdom: 2.6%
564,168	PV Crystalox Solar PLC #	773,045

United States: 32.7%
29,823	Ascent Solar Technologies, Inc. * †	233,216
84,743	Energy Conversion Devices, Inc. * †	1,199,113
343,815	Evergreen Solar, Inc. * †	746,079
18,604	First Solar, Inc. *	3,016,080
56,224	GT Solar International, Inc. †	299,114

See Notes to Financial Statements

Number of Shares		Value

United States: (continued)
168,715	MEMC Electronic Materials Inc. *	$3,004,813
47,656	Sunpower Corp. * †	1,269,556

		9,767,971

Total Common Stocks (Cost: $34,806,260)		29,509,590

MONEY MARKET FUND (United States): 1.8% (Cost: $530,142)
530,142	Dreyfus Government Cash Management Fund	530,142

Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $35,336,402)		30,039,732

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 27.2%
8,120,029	Dreyfus Government Cash Management Fund	8,120,029
100,397	Bank of New York Institutional Cash Reserve Series B	14,809

Total Collateral (Cost: $8,220,426)		8,134,838

Total Investments: 127.8% (Cost: $43,556,828)		38,174,570
Liabilities in excess of other assets: (27.8)%		(8,302,952)

NET ASSETS: 100.0%		$29,871,618

ADR	American Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,899,564.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,154,567 which represents 34.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Alternate Energy Sources	74.8%	$22,474,724
Power Conversion & Supply Equipment	3.4	1,009,949
Semiconductors and Related Devices	19.1	5,754,786
Superconductor Products & Systems	0.9	270,131
Money Market Fund	1.8	530,142

	100.0%	$30,039,732

See Notes to Financial Statements

STEEL ETF

SCHEDULE OF INVESTMENTS
June 30, 2009 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%
Brazil: 20.0%
505,393	Cia Siderurgica Nacional S.A. (ADR) †	$11,295,534
1,101,249	Gerdau S.A. (ADR) †	11,530,077
1,289,605	Vale S.A. (ADR)	22,735,736

		45,561,347

Canada: 4.0%
1,326,976	Gerdau Ameristeel Corp. †	9,049,976

Luxemburg: 4.4%
576,855	Ternium S.A. (ADR) * †	9,956,517

Mexico: 1.6%
508,366	Grupo Simec S.A.B. de C.V. (ADR) † *	3,583,980

Netherlands: 9.6%
660,010	ArcelorMittal (USD) †	21,833,131

Russia: 4.4%
1,197,133	Mechel OAO (ADR)	9,996,061

South Korea: 5.3%
144,562	POSCO (ADR) †	11,950,941

United Kingdom: 10.1%
140,655	Rio Tinto PLC †	23,049,135
United States: 40.3%
70,225	A.M. Castle & Co.	848,318
334,803	AK Steel Holding Corp.	6,424,870
291,342	Allegheny Technologies, Inc.	10,176,576
134,986	Carpenter Technology Corp.	2,809,059
417,183	Cliffs Natural Resources Inc.	10,208,468
344,778	Commercial Metals Co.	5,526,791
92,299	Gibraltar Industries, Inc.	634,094
31,069	LB Foster Co. *	934,245
255,897	Nucor Corp.	11,369,504
33,307	Olympic Steel, Inc. †	815,022
224,380	Reliance Steel & Aluminum Co.	8,613,948
86,361	Schnitzer Steel Industries, Inc.	4,565,042
682,706	Steel Dynamics, Inc.	10,056,259
296,614	Timken Co.	5,066,167
287,915	United States Steel Corp.	10,290,082
20,629	Universal Stainless & Alloy Products, Inc. *	335,634
241,909	Worthington Industries, Inc.	3,094,016

		91,768,095

Total Common Stocks (Cost: $275,077,021)		$226,749,183

See Notes to Financial Statements

Number of Shares		Value

MONEY MARKET FUND (United States): 0.4% (Cost: $932,517)
932,517	Dreyfus Government Cash Management Fund	$932,517

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $276,009,538)		227,681,700

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 19.1%
43,300,153	Dreyfus Government Cash Management Fund	43,300,153

594,624	Bank of New York Institutional Cash Reserve Series B	87,706

Total Collateral (Cost: $43,894,776)		43,387,859

Total Investments: 119.2% (Cost: $319,904,314)		271,069,559
Liabilities in excess of other assets: (19.2)%		(43,590,186)

NET ASSETS: 100.0%		$227,479,373

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $41,997,116.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified	24.5%	$55,769,815
Metal Processors & Fabricators	24.4	55,464,728
Specialty Steel	1.4	3,144,693
Steel Producers	49.3	112,369,947
Money Market Fund	0.4	932,517

	100.0%	$227,681,700

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009 (unaudited)

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF

Assets:
Investments, at value (1) (2)	$1,390,630,675	$268,448,300	$233,056,444
Short term investment held as collateral for securities loaned (3)	65,354,568	8,960,650	46,957,827
Cash	—	—	—
Cash denominated in foreign currency (4)	864,067	489,045	61,020
Receivables:
Investment securities sold	—	—	—
Shares sold	1,718,835	—	—
Dividends and interest	983,506	1,200,059	118,679
Prepaid expenses	8,116	1,238	1,792

Total assets	1,459,559,767	279,099,292	280,195,762

Liabilities:
Payables:
Investment securities puchased	1,590,715	—	—
Collateral for securities loaned	67,118,933	9,120,282	47,886,401
Shares redeemed	—	—	—
Due to Adviser	749,077	160,382	108,013
Due to Custodian	190,027	695,377	—
Deferred Trustee fees	27,490	5,105	6,417
Accrued expenses	563,407	135,808	205,901

Total liabilities	70,239,649	10,116,954	48,206,732

Net Assets	$1,389,320,118	$268,982,338	$231,989,030

Shares outstanding	40,450,000	11,550,000	9,500,000

Net asset value, redemption and offering price per share	$34.35	$23.29	$24.42

Net Assets consist of:
Aggregate paid in capital	$1,976,077,484	$503,162,191	$445,231,876
Unrealized appreciation (depreciation) of investments and foreign currency transactions	(310,346,161)	(78,073,696)	(43,821,988)
Undistributed (accumulated) net investment income (loss)	6,476,215	2,199,895	193,480
Accumulated net realized loss	(282,887,420)	(158,306,052)	(169,614,338)

	$1,389,320,118	$268,982,338	$231,989,030

(1) Value of securities on loan	$62,737,248	$8,615,182	$46,581,471

(2) Cost of Investments	$1,699,211,871	$346,366,228	$275,946,180

(3) Cost of short term investment held as collateral for securities loaned	$67,118,933	$9,120,282	$47,886,401

(4) Cost of cash denominated in foreign currency	$864,669	$487,516	$61,018

See Notes to Financial Statements

	Gold Miners ETF	Nuclear Energy ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF

Assets:
Investments, at value (1) (2)	$4,326,549,252	$164,444,231	$47,785,307	$30,039,732	$227,681,700
Short term investment held as collateral for securities loaned (3)	82,177,448	28,088,190	3,824,013	8,134,838	43,387,859
Cash	—	—	44,663	816	—
Cash denominated in foreign currency (4)	—	448,782	64,450	—	—
Receivables:
Investment securities sold	20,804,133	—	—	—	13,156,241
Shares sold	15,664,603	—	—	746,790	—
Dividends and interest	503,214	219,556	75,399	30,973	589,607
Prepaid expenses	11,802	1,171	—	56	2,264

Total assets	4,445,710,452	193,201,930	51,793,832	38,953,205	284,817,671

Liabilities:
Payables:
Investment securities puchased	15,665,235	—	—	744,223	8,904,587
Collateral for securities loaned	84,721,421	28,308,346	3,824,013	8,220,426	43,894,776
Shares redeemed	20,806,089	—	—	—	4,292,291
Due to Adviser	1,977,129	77,969	6,161	9,614	93,724
Due to Custodian	87,151	30,155	—	—	—
Deferred Trustee fees	98,274	4,376	297	461	7,097
Accrued expenses	267,554	150,851	74,757	106,863	145,823

Total liabilities	123,622,853	28,571,697	3,905,228	9,081,587	57,338,298

Net Assets	$4,322,087,599	$164,630,233	$47,888,604	$29,871,618	$227,479,373

Shares outstanding	114,252,500	7,350,000	1,750,000	2,000,000	5,400,000

Net asset value, redemption and offering price per share	$37.83	$22.40	$27.36	$14.94	$42.13

Net Assets consist of:
Aggregate paid in capital	$4,444,023,265	$276,929,389	$48,244,652	$53,865,052	$341,780,067
Unrealized appreciation (depreciation) of investments and foreign currency transactions	(22,633,755)	(57,420,519)	1,095,949	(5,382,278)	(48,834,754)
Undistributed (accumulated) net investment income (loss)	(11,738,937)	(96,413)	252,899	135,376	1,713,637
Accumulated net realized loss	(87,562,974)	(54,782,224)	(1,704,896)	(18,746,532)	(67,179,577)

	$4,322,087,599	$164,630,233	$47,888,604	$29,871,618	$227,479,373

(1) Value of securities on loan	$75,560,183	$26,585,396	$3,682,308	$7,899,564	$41,997,116

(2) Cost of Investments	$4,346,639,033	$221,638,297	$46,689,911	$35,336,402	$276,009,538

(3) Cost of short term investment held as collateral for securities loaned	$84,721,421	$28,308,346	$3,824,013	$8,220,426	$43,894,776

(4) Cost of cash denominated in foreign currency	$—	$451,610	$64,216	$—	$—

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS
(unaudited)

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF

	Six Months Ended June 30, 2009	Six Months Ended June 30, 2009	Six Months Ended June 30, 2009

Income:
Dividends	$11,037,540	$3,171,733	$654,583
Interest	1,397	211	638
Securities lending income	351,913	43,207	728,405
Foreign taxes withheld	(714,308)	(207,288)	(90,500)

Total income	10,676,542	3,007,863	1,293,126

Expenses:
Management fees	2,436,305	495,429	479,644
Professional fees	64,732	20,630	18,269
Insurance	21,239	2,364	7,093
Trustees’ fees and expenses	21,804	4,096	5,180
Reports to shareholders	158,495	23,180	39,920
Indicative optimized portfolio value	1,008	4,480	11,984
Custodian fees	172,752	69,242	46,620
Registration fees	8,545	5,528	7,128
Transfer agent fees	1,238	306	1,058
Fund accounting fees	145,780	22,507	52,140
Other	9,849	5,692	8,344

Total expenses	3,041,747	653,454	677,380
Expenses assumed by the Adviser	—	(9,397)	(53,843)

Net expenses	3,041,747	644,057	623,537

Net investment income (loss)	7,634,795	2,363,806	669,589

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(191,295,218)	(94,560,067)	(100,804,066)
Net realized gain on in-kind redemptions	30,633,147	8,613,742	443,060
Net realized loss on foreign currency transactions	(692,486)	(138,270)	(366,724)
Net change in unrealized appreciation (depreciation) of investments	335,223,783	175,865,224	111,237,852
Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	5,370	4,585	169,283

Net realized and unrealized gain on investments	173,874,596	89,785,214	10,679,405

Net Increase in Net Assets Resulting from Operations	$181,509,391	$92,149,020	$11,348,994

See Notes to Financial Statements

	Gold Miners ETF	Nuclear Energy ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF

	Six Months Ended June 30, 2009	Six Months Ended June 30, 2009	Six Months Ended June 30, 2009	Six Months Ended June 30, 2009	Six Months Ended June 30, 2009

Income:
Dividends	$8,920,172	$1,412,066	$372,766	$89,438	$2,116,327
Interest	6,196	42	8	148	244
Securities lending income	997,670	124,995	1,353	132,131	81,379
Foreign taxes withheld	(865,274)	(90,337)	(22,123)	(8,035)	(84,836)

Total income	9,058,764	1,446,766	352,004	213,682	2,113,114

Expenses:
Management fees	9,327,309	346,553	67,604	49,832	344,967
Professional fees	207,509	17,972	20,296	12,480	13,417
Insurance	42,555	4,729	—	2,935	8,279
Trustees’ fees and expenses	71,374	5,163	125	534	6,592
Reports to shareholders	189,500	27,288	16,764	15,232	32,402
Indicative optimized portfolio value	—	2,576	9,502	5,539	—
Custodian fees	98,202	19,496	23,084	8,788	18,101
Registration fees	19,856	4,965	4,209	4,689	1,313
Transfer agent fees	1,750	1,793	612	250	1,829
Fund accounting fees	—	23,725	7,117	7,639	21,736
Other	15,476	2,835	4,863	2,844	4,113

Total expenses	9,973,531	457,095	154,176	110,762	452,749
Expenses assumed by the Adviser	—	(6,573)	(66,291)	(45,977)	(73,284)

Net expenses	9,973,531	450,522	87,885	64,785	379,465

Net investment income (loss)	(914,767)	996,244	264,119	148,897	1,733,649

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(287,224,485)	(34,887,591)	(1,418,202)	(13,157,892)	(38,135,721)
Net realized gain on in-kind redemptions	357,176,767	1,918,796	377,069	—	9,375,100
Net realized loss on foreign currency transactions	—	(141,541)	(5,305)	(2,393)	—
Net change in unrealized appreciation (depreciation) of investments	323,930,971	50,489,776	2,701,195	14,543,346	69,340,637

Net change in unrealized appreciation (depreciation) of foreign denominated assets and liabilities	—	(2,295)	(2,373)	52	—

Net realized and unrealized gain on investments	393,883,253	17,377,145	1,652,384	1,383,113	40,580,016

Net Increase in Net Assets Resulting from Operations	$392,968,486	$18,373,389	$1,916,503	$1,532,010	$42,313,665

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF

	Six Months Ended June 30, 2009	Year Ended December 31, 2008

	(unaudited)
Operations:
Net investment income (loss)	$7,634,795	$8,470,120
Net realized loss on investments and foreign currency transactions	(191,987,704)	(124,761,748)
Net realized gain (loss) on in-kind redemptions	30,633,147	37,787,054
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	335,229,153	(729,678,788)

Net increase (decrease) in net assets resulting from operations	181,509,391	(808,183,362)

Dividends to shareholders from:
Net investment income	—	(6,909,000)

Total dividends	—	(6,909,000)

Share transactions:**
Proceeds from sale of shares	679,281,342	1,571,773,572
Cost of shares redeemed	(150,484,331)	(783,912,553)

Increase in net assets resulting from share transactions	528,797,011	787,861,019

Total increase (decrease) in net assets	710,306,402	(27,231,343)
Net Assets, beginning of period	679,013,716	706,245,059

Net Assets, end of period***	$1,389,320,118	$679,013,716

***Including undistributed (accumulated) net investment income (loss)	$6,476,215	$(466,094)

** Shares of Common Stock Issued (no par value)
Shares sold	20,450,000	28,200,000
Shares redeemed	(4,500,000)	(16,150,000)

Net increase	15,950,000	12,050,000

* Commencement of operations.

See Notes to Financial Statements

	Coal ETF		Global Alternative Energy ETF		Gold Miners ETF

	Six Months Ended June 30, 2009	For the Period January 11, 2008* through December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008	Six Months Ended June 30, 2009	Year Ended December 31, 2008

	(unaudited)		(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$2,363,806	$1,178,575	$669,589	$1,267,053	$(914,767)	$2,640,807
Net realized loss on investments and foreign currency transactions	(94,698,337)	(72,678,381)	(101,170,790)	(69,045,556)	(287,224,485)	(157,314,649)
Net realized gain (loss) on in-kind redemptions	8,613,742	21,061,131	443,060	(3,762,355)	357,176,767	237,688,886
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	175,869,809	(253,943,505)	111,407,135	(186,676,746)	323,930,971	(358,427,415)

Net increase (decrease) in net assets resulting from operations	92,149,020	(304,382,180)	11,348,994	(258,217,604)	392,968,486	(275,412,371)

Dividends to shareholders from:
Net investment income	—	(1,026,000)	—	(1,169,000)	—	—

Total dividends	—	(1,026,000)	—	(1,169,000)	—	—

Share transactions:**
Proceeds from sale of shares	50,876,502	632,367,624	31,601,830	266,734,015	2,283,792,694	3,094,541,192
Cost of shares redeemed	(42,041,694)	(158,960,934)	(3,719,943)	(52,607,753)	(1,027,036,795)	(1,583,195,273)

Increase in net assets resulting from share transactions	8,834,808	473,406,690	27,881,887	214,126,262	1,256,755,899	1,511,345,919

Total increase (decrease) in net assets	100,983,828	167,998,510	39,230,881	(45,260,342)	1,649,724,385	1,235,933,548
Net Assets, beginning of period	167,998,510	—	192,758,149	238,018,491	2,672,363,214	1,436,429,666

Net Assets, end of period***	$268,982,338	$167,998,510	$231,989,030	$192,758,149	$4,322,087,599	$2,672,363,214

***Including undistributed (accumulated) net investment income (loss)	$2,199,895	$(25,641)	$193,480	$(109,385)	$(11,738,937)	$(10,824,170)

** Shares of Common Stock Issued (no par value)
Shares sold	2,550,000	15,400,000	1,350,000	6,150,000	63,350,000	86,350,000
Shares redeemed	(2,550,000)	(3,850,000)	(200,000)	(1,800,000)	(28,400,000)	(38,350,000)

Net increase	—	11,550,000	1,150,000	4,350,000	34,950,000	48,000,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Nuclear Energy ETF

	Six Months Ended June 30, 2009	For the Period April 21, 2008* through December 31, 2008

	(unaudited)
Operations:
Net investment income (loss)	$996,244	$2,380,509
Net realized loss on investments and foreign currency transactions	(33,110,336)	(21,557,254)
Net realized gain (loss) on in-kind redemptions	—	(7,912,431)
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	50,487,481	(97,898,572)

Net increase (decrease) in net assets resulting from operations	18,373,389	(124,987,748)

Dividends to shareholders from:
Net investment income	—	—
Net realized capital gains	—	—

Total dividends	—	—

Share transactions:**
Proceeds from sale of shares	44,379,323	195,865,740
Cost of shares redeemed	(33,187,927)	(62,265,487)

Increase in net assets resulting from share transactions	11,191,396	133,600,253

Total increase (decrease) in net assets	29,564,785	8,612,505
Net Assets, beginning of period	135,065,448	126,452,943

Net Assets, end of period***	$164,630,233	$135,065,448

***Including undistributed (accumulated) net investment income (loss)	$(96,413)	$(951,116)

** Shares of Common Stock Issued (no par value)
Shares sold	1,400,000	6,100,000
Shares redeemed	(1,050,000)	(2,650,000)

Net increase	350,000	3,450,000

* Commencement of operations.

See Notes to Financial Statements

	RYE Hard Assets Producers ETF		Solar ETF		Steel ETF

	Six Months Ended June 30, 2009	For the Period August 29, 2008* through December 31, 2008	Six Months Ended June 30, 2009	For the Period April 21, 2008* through December 31 2008	Six Months Ended June 30, 2009	Year Ended December 31 2008

	(unaudited)		(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$264,119	$42,956	$148,897	$(3,266)	$1,733,649	$3,421,544
Net realized loss on investments and foreign currency transactions	(1,423,507)	(666,511)	(13,160,285)	(5,618,034)	(28,760,621)	(38,413,281)
Net realized gain (loss) on in-kind redemptions	377,069	—	—	—	—	4,467,830
Net change in unrealized appreciation (depreciation) of investments and foreign denominated assets and liabilities	2,698,822	(1,602,873)	14,543,398	(19,925,676)	69,340,637	(134,906,638)

Net increase (decrease) in net assets resulting from operations	1,916,503	(2,226,428)	1,532,010	(25,546,976)	42,313,665	(165,430,545)

Dividends to shareholders from:
Net investment income	—	(61,750)	—	—	—	(3,980,250)
Net realized capital gains	—	—	—	—	—	(152,500)

Total dividends	—	(61,750)	—	—	—	(4,132,750)

Share transactions:**
Proceeds from sale of shares	28,153,239	26,717,417	9,856,926	44,029,658	156,664,962	550,631,000
Cost of shares redeemed	(6,610,377)	—	—	—	(61,253,512)	(542,134,266)

Increase in net assets resulting from share transactions	21,542,862	26,717,417	9,856,926	44,029,658	95,411,450	8,496,734

Total increase (decrease) in net assets.	23,459,365	24,429,239	11,388,936	18,482,682	137,725,115	(161,066,561)
Net Assets, beginning of period	24,429,239	—	18,482,682	—	89,754,258	250,820,819

Net Assets, end of period***	$47,888,604	$24,429,239	$29,871,618	$18,482,682	$227,479,373	$89,754,258

***Including undistributed (accumulated) net investment income (loss)	$252,899	$(5,915)	$135,376	$(11,128)	$1,713,637	$(20,012)

** Shares of Common Stock Issued (no par value)
Shares sold	1,000,000	1,050,000	700,000	1,300,000	4,350,000	7,250,000
Shares redeemed	(300,000)	—	—	—	(2,000,000)	(7,150,000)

Net increase	700,000	1,050,000	700,000	1,300,000	2,350,000	100,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Agribusiness ETF

	Six Months Ended June 30, 2009		Year Ended December 31, 2008	For the Period September 4, 2007* through December 31, 2007

	(unaudited)
Net Asset Value, Beginning of Period	$27.71		$56.73	$40.90

Income from Investment Operations:
Net Investment Income	0.20		0.35	—	(b)
Net Realized and Unrealized Gain (Loss) on Investments	6.44		(29.09)	15.83

Total from Investment Operations	6.64		(28.74)	15.83

Less Dividends from:
Net Investment Income	—		(0.28)	—

Total Dividends	—		(0.28)	—

Net Asset Value, End of Period	$34.35		$27.71	$56.73

Total Return (a)	23.96	%(d)	(50.64)%	38.70	%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$1,389,320		$679,014	$706,245
Ratio of Gross Expenses to Average Net Assets	0.62	%(c)	0.59%	0.65	%(c)
Ratio of Net Expenses to Average Net Assets	0.62	%(c)	0.59%	0.65	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.62	%(c)	0.58%	0.65	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.56	%(c)	0.66%	(0.02	)%(c)
Portfolio Turnover Rate	18	%(d)	29%	4	%(d)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Amount represents less than +/- $0.005 per share
(c)	Annualized
(d)	Not annualized
*	Commencement of operations.

See Notes to Financial Statements

	Coal ETF				Global Alternative Energy ETF

	Six Months Ended June 30, 2009		For the Period January 10, 2008* through December 31, 2008		Six Months Ended June 30, 2009		Year Ended December 31, 2008	For the Period May 3, 2007* through December 31, 2007

	(unaudited)				(unaudited)
Net Asset Value, Beginning of Period	$14.55		$40.39		$23.08		$59.50	$39.68

Income from Investment Operations:
Net Investment Income	0.20		0.10		0.07		0.15	—	(b)
Net Realized and Unrealized Gain (Loss) on Investments	8.54		(25.85)		1.27		(36.43)	19.82

Total from Investment Operations	8.74		(25.75)		1.34		(36.28)	19.82

Less Dividends from:
Net Investment Income	—		(0.09)		—		(0.14)	—

Total Dividends	—		(0.09)		—		(0.14)	—

Net Asset Value, End of Period	$23.29		$14.55		$24.42		$23.08	$59.50

Total Return (a)	60.07	%(d)	(63.75	)%(d)	5.81	%(d)	(60.98)%	49.95	%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$268,982		$167,999		$231,989		$192,758	$238,018
Ratio of Gross Expenses to Average Net Assets	0.66	%(c)	0.62	%(c)	0.71	%(c)	0.62%	0.73	%(c)
Ratio of Net Expenses to Average Net Assets	0.65	%(c)	0.62	%(c)	0.65	%(c)	0.62%	0.65	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.65	%(c)	0.61	%(c)	0.65	%(c)	0.60%	0.65	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.38	%(c)	0.53	%(c)	0.70	%(c)	0.46%	0.01	%(c)
Portfolio Turnover Rate	24	%(d)	47	%(d)	26	%(d)	29%	5	%(d)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Gold Miners ETF

	Six Months Ended June 30, 2009		Year Ended December 31, 2008

	(unaudited)
Net Asset Value, Beginning of Period	$33.70		$45.89

Income from Investment Operations:
Net Investment Income (Loss)	(0.01	)(e)	0.43
Net Realized and Unrealized Gain (Loss) on Investments	4.14	(e)	(12.62)

Total from Investment Operations	4.13		(12.19)

Less Dividends from:
Net Investment Income	—		—

Total Dividends	—		—

Net Asset Value, End of Period	$37.83		$33.70

Total Return (a)	12.26	%(d)	(26.56)%

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$4,322,088		$2,672,363
Ratio of Gross Expenses to Average Net Assets	0.53	%(c)	0.56%
Ratio of Net Expenses to Average Net Assets	0.53	%(c)	0.55%
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.53	%(c)	0.55%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.05	)%(c)	0.15%
Portfolio Turnover Rate	12	%(d)	13%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Amount represents less than +/- $0.005 per share
(c)	Annualized.
(d)	Not annualized.
(e)	Based on weighted average shares outstanding.
*	Commencement of operations.

See Notes to Financial Statements

	Gold Miners ETF			Nuclear Energy ETF

	Year Ended December 31, 2007	For the Period May 16, 2006* through December 31, 2006		Six Months Ended June 30, 2009		Year Ended December 31, 2008	For the Period August 13, 2007* through December 31, 2007

				(unaudited)
Net Asset Value, Beginning of Period	$39.87	$39.72		$19.30		$35.62	$40.18

Income from Investment Operations:
Net Investment Income (Loss)	0.11	0.11		0.14		1.27	0.05
Net Realized and Unrealized Gain (Loss) on Investments	6.66	0.16		2.96		(17.59)	(2.66)

Total from Investment Operations	6.77	0.27		3.10		(16.32)	(2.61)

Less Dividends from:
Net Investment Income	(0.75)	(0.12)		—		—	(1.95)

Total Dividends	(0.75)	(0.12)		—		—	(1.95)

Net Asset Value, End of Period	$45.89	$39.87		$22.40		$19.30	$35.62

Total Return (a)	16.97%	0.67%		16.06	%(d)	(45.82)%	(6.51	)%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$1,436,430	$440,696		$164,630		$135,065	$126,453
Ratio of Gross Expenses to Average Net Assets	0.59%	0.68	%(c)	0.66	%(c)	0.61%	0.71	%(c)
Ratio of Net Expenses to Average Net Assets	0.55%	0.55	%(c)	0.65	%(c)	0.61%	0.65	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.55%	0.55	%(c)	0.65	%(c)	0.61%	0.65	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.08%	0.69	%(c)	1.44	%(c)	1.31%	0.01	%(c)
Portfolio Turnover Rate	1%	4	%(d)	28	%(d)	23%	10	%(d)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period:

	RVE Hard Assets Producers ETF

	Six Months Ended June 30, 2009		For the Period August 29, 2008* through December 31, 2008

	(unaudited)
Net Asset Value, Beginning of Period	$23.27		$39.60

Income from Investment Operations:
Net Investment Income	0.15		0.05
Net Realized and Unrealized Gain (Loss) on Investments	3.94		(16.31)

Total from Investment Operations	4.09		(16.26)

Less Dividends from:
Net Investment Income	—		(0.07)
Short-Term Capital Gains	—		—
Return of Capital	—		—

Total Dividends	—		(0.07)

Net Asset Value, End of Period	$27.36		$23.27

Total Return (a)	17.58%		(41.07)%

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$47,889		$24,429
Ratio of Gross Expenses to Average Net Assets	1.13	%(c)	2.20	%(c)
Ratio of Net Expenses to Average Net Assets	0.65	%(c)	0.75	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.65	%(c)	0.65	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.94	%(c)	1.49	%(c)
Portfolio Turnover Rate	14	%(d)	19	%(d)

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Amount represents less than +/- $0.005 per share
(c)	Annualized
(d)	Not annualized
*	Commencement of operations.

See Notes to Financial Statements

	Solar ETF				Steel ETF

	Six Months Ended June 30, 2009		For the Period April 21, 2008* through December 31, 2008		Six Months Ended June 30, 2009				For the Period October 10, 2006* through December 31, 2006
							Year Ended December 31,

							2008	2007

	(unaudited)				(unaudited)
Net Asset Value, Beginning of Period	$14.22		$40.68		$29.43		$85.02	$46.38	$40.51

Income from Investment Operations:
Net Investment Income	0.08		—	(b)	0.32		1.12	0.53	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.64		(26.46)		12.38		(55.35)	38.60	5.94

Total from Investment Operations	0.72		(26.46)		12.70		(54.23)	39.13	6.02

Less Dividends from:
Net Investment Income	—		—		—		(1.31)	(0.49)	(0.08)
Short-Term Capital Gains	—		—		—		(0.05)	—	(0.01)
Return of Capital	—		—		—		—	—	(0.06)

Total Dividends	—		—		0.00		(1.36)	(0.49)	(0.15)

Net Asset Value, End of Period	$14.94		$14.22		$42.13		$29.43	$85.02	$46.38

Total Return (a)	5.06	%(d)	(65.04	)%(d)	43.15	%(d)	(63.79)%	84.36%	14.85	%(d)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$29,872		$18,483		$227,479		$89,754	$250,821	$41,740
Ratio of Gross Expenses to Average Net Assets	1.11	%(c)	1.23	%(c)	0.65	%(c)	0.60%	0.62%	1.34	%(c)
Ratio of Net Expenses to Average Net Assets	0.65	%(c)	0.65	%(c)	0.55	%(c)	0.55%	0.55%	0.54	%(c)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.65	%(c)	0.65	%(c)	0.55	%(c)	0.55%	0.55%	0.54	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.49	%(c)	(0.02	)%(c)	2.51	%(c)	1.44%	1.15%	0.79	(c)
Portfolio Turnover Rate	31	%(d)	52	%(d)	13	%(d)	21%	5%	1	%(d)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
June 30, 2009 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of June 30, 2009, offers twenty investment portfolios.

These financial statements relate only to the following investment portfolios: Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Nuclear Energy ETF, RVE Hard Asset Producers ETF, Solar Energy ETF, and Steel ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored by the NYSE Euronext (“NYSE Arca”), the Deutsche Börse A.G. (“DAXglobal®”), Ardour Global Indexes LLC (“Ardour”), and Stowe (“Stowe”). The Funds and their respective Indices and commencement of operations dates are presented below:

Fund	Commencement of Operations	Index

Agribusiness ETF	August 31, 2007	DAXglobal® Agribusiness Index
Coal ETF	January 10, 2008	Stowe Coal Index®
Global Alternative Energy ETF	May 3, 2007	Ardour Global IndexSM (Extra Liquid)
Gold Miners ETF	May 16, 2006	NYSE Arca Gold Miners Index
Nuclear Energy ETF	August 13, 2007	DAXglobal® Nuclear Energy Index
RVE Hard Assets Producers ETF	August 29, 2008	RogersTM–Van Eck Hard Assets Producers Index
Solar Energy ETF	April 21, 2008	Ardour Solar Energy IndexSM
Steel ETF	October 10, 2006	NYSE Arca Steel Index®

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Money Market Fund investments are valued at net asset value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157), the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. FAS 157 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

	Level 1 —	Quoted prices in active markets for identical securities.

	Level 2 —	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In April 2009, FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

and Identifying Transactions That Are Not Orderly, (“Position 157-4”) was issued and is effective for fiscal years and interim periods ending after June 15, 2009. Position 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased and also includes guidance on identifying circumstances that indicate a transaction is not orderly. Position 157-4 also requires additional disclosures on fair valuation inputs and techniques and requires expanded fair value hierarchy disclosures by each major security type. The Funds have adopted Position 157-4 effective June 30, 2009.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ investments as of June 30, 2009 is as follows:

Agribusiness ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Argentina	$3,164,302	$—	$—	$3,164,302
Australia	—	21,597,281	—	21,597,281
Brazil	26,433,159	—	—	26,433,159
Canada	116,983,873	—	—	116,983,873
China / Hong Kong	—	16,018,990	—	16,018,990
Indonesia	—	22,584,920	—	22,584,920
Ireland	—	6,081,402	—	6,081,402
Japan	—	135,548,306	—	135,548,306
Malaysia	—	79,930,079	—	79,930,079
Netherlands	22,300,167	9,114,836	—	31,415,003
Norway	—	54,860,665	—	54,860,665
Singapore	1,628,638	165,588,460	—	167,217,098
Switzerland	111,753,600	—	—	111,753,600
United Kingdom	—	16,144,907	—	16,144,907
United States	575,019,783	—	—	575,019,783

Money Market Fund:
United States	71,231,875	—	—	71,231,875

Total	$928,515,397	$527,469,846	$—	$1,455,985,243

Coal ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Australia	$—	$12,692,002	$—	$12,692,002

Canada	289,400	—	—	289,400
China / Hong Kong	—	73,536,797	—	73,536,797
Indonesia	—	39,872,673	—	39,872,673
Japan	—	343,716	—	343,716
Singapore	—	3,181,731	—	3,181,731
South Africa	—	11,793,844	—	11,793,844
United Kingdom	—	414,320	—	414,320
United States	126,323,817	—	—	126,323,817

Money Market Fund:
United States	8,960,650	—	—	8,960,650

Total	$135,573,867	$141,835,083	$—	$277,408,950

Global Alternative Energy ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Austria	$—	$11,979,023	$—	$11,979,023
China / Hong Kong	16,133,489	2,420,726	—	18,554,215
Denmark	—	40,751,761	—	40,751,761
Germany	—	14,184,073	—	14,184,073
Japan	—	12,627,452	—	12,627,452
Norway	684,499	3,479,947	—	4,164,446
Portugal	—	8,017,506	—	8,017,506
Spain	—	25,887,987	—	25,887,987
United States	94,447,917	—	—	94,447,917

Money Market Fund:
United States	49,399,891	—	—	49,399,891

Total	$160,665,796	$119,348,475	$—	$280,014,271

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Gold Miners ETF*	$4,408,726,700	$—	$—	$4,408,726,700

* See Schedule of Investments for security type and geographic sector breakouts

Nuclear Energy ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Australia	$—	$14,635,368	$—	$14,635,368
Canada	29,993,973	—	—	29,993,973
France	—	21,078,788	—	21,078,788
Japan	—	39,701,083	—	39,701,083
South Africa	4,832,517	—	—	4,832,517
United States	53,957,108	—	—	53,957,108

Money Market Fund:
United States	28,333,584	—	—	28,333,584

Total	$117,117,182	$75,415,239	$—	$192,532,421

RVE Hard Assets Producers ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Argentina	$131,955	$—	$—	$131,955
Australia	94,227	1,651,083	—	1,745,310
Austria	—	255,100	—	255,100
Brazil	1,829,487	—	—	1,829,487
Canada	5,387,716	—	—	5,387,716
Chile	112,600	34,462	—	147,062
China / Hong Kong	163,755	875,090	—	1,038,845
Denmark	—	325,981	—	325,981
Egypt	—	953	—	953
Finland	—	178,995	—	178,995
France	—	1,247,436	—	1,247,436
Germany	—	207,765	—	207,765
Hungary	—	18,718	—	18,718
India	642,054	—	—	642,054
Indonesia	—	46,623	—	46,623
Italy	—	499,124	—	499,124
Japan	—	1,238,428	—	1,238,428
Kazakhstan	—	18,425	—	18,425
Luxembourg	36,332	—	—	36,332
Malaysia	—	474,132	—	474,132
Mexico	64,950	—	—	64,950
Netherlands	26,830	895,304	—	922,134
Norway	11,781	666,725	—	678,506
Papua New Guinea	—	33,246	—	33,246
Peru	122,793	—	—	122,793
Poland	—	66,439	—	66,439
Portugal	—	37,316	—	37,316
Russia	36,498	2,776,128	—	2,812,626
Singapore	12,559	807,427	—	819,986
South Africa	457,389	552,823	—	1,010,212
South Korea	212,423	122,918	—	335,341
Spain	—	244,227	—	244,227
Sweden	—	310,713	—	310,713
Switzerland	—	1,598,340	—	1,598,340
Taiwan	—	115,495	—	115,495
Turkey	—	20,089	—	20,089
United Kingdom	143,500	3,120,135	—	3,263,635
United States	19,777,347	—	—	19,777,347

Money Market Fund:
United States	3,905,484	—	—	3,905,484

Total	$33,169,680	$18,439,640	$—	$51,609,320

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

Solar Energy ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Common Stock:
Canada	$767,160	$—	$—	$767,160
China / Hong Kong	8,634,925	—	—	8,634,925
Germany	—	8,203,720	—	8,203,720
Norway	184,967	973,630	—	1,158,597
Spain	—	204,172	—	204,172
United Kingdom	—	773,045	—	773,045
United States	9,767,971	—	—	9,767,971

Money Market Fund:
United States	8,664,980	—	—	8,664,980

Total	$28,020,003	$10,154,567	$—	$38,174,570

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Steel ETF*	$271,069,559	$—	$—	$271,069,559

* See Schedule of Investments for security type and geographic sector breakouts

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the six months ended June 30, 2009.

RVE Hard Assets Producers ETF

Balance as of 12/31/2008	$9,498
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	8,048
Net purchases (sales)	—
Transfers in and/or out of Level 3	(17,546)

Balance as of 6/30/2009	$—

B.

Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with U.S. generally accepted accounting principles.

D.

Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

F.

Use of Derivative Instruments—In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 changes the disclosure requirements for derivative instruments and hedging activities requiring that: (1) the objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. The Fund adopted FAS 161 January 1, 2009. The Funds did not utilize derivative instruments during the six months ended June 30, 2009.

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

Option Contracts—The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. Each Fund may invest in call and put options on securities to seek performance that corresponds to the Index and in managing cash flows. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. There were no options outstanding at June 30, 2009.

Forward Foreign Currency Contracts—The Funds are subject to foreign currency risks in the normal course of pursuing its investment objectives. Each Fund may enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the closing prices of such currencies and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. The Funds may incur additional risk from investments in forward foreign currency transactions if the counterparty is unable to fulfill its obligation or there are unanticipated movements on the foreign currency relative to the U.S. dollar. At June 30, 2009, there were no open forward foreign currency contracts in the Funds.

Futures—The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. Each Fund may buy and sell futures contracts. The Funds may engage in these transactions to seek performance that corresponds to the Index and in managing cash flows. A futures contract is an agreement between two parties to buy or sell a specified instrument at a set price on a future date. There is minimal counterparty credit risk to the Funds with futures transactions since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Realized gains and losses from futures contracts are reported separately. The Funds did not have any futures contracts outstanding at June 30, 2009.

Equity Swaps—Each Fund may enter into equity swaps to seek performance that corresponds to the Index (equity price risk) and in managing cash flows. A swap is an agreement that obligates the parties to exchange cash flows at specified intervals. A Fund is obligated to pay the counterparty on trade date an amount based upon the value of the underlying instrument (notional amount) and, at termination date, final payment is settled based on the value of the underlying security on trade date versus the value on termination date plus accrued dividends. Risks may arise as a result of the failure of the counterparty to the contract to comply with the terms of the swap contract.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default of the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the swap relative to the underlying securities. The Fund records a net receivable or payable daily, based on the change in the value of the underlying securities. The net receivable or payable for financial statement purposes is shown as due to or from broker on the Statements of Assets and Liabilities. The Fund collateralizes 100% of the notional amount of the swap. Such amounts are reflected in the Statements of Assets and Liabilities as cash-initial margin. At June 30, 2009, the Funds had no outstanding equity swaps.

Note 3—Investment Management and Other Agreements—Van Eck Associates Corporation (the “Adviser”) is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2010, to voluntarily waive or limit its fees and to assume at its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses do not exceed the expense caps listed in the table below.

The expense caps and the amounts assumed by the Adviser for the period ended June 30, 2009, are as follows:

Fund	Expense Cap	Waiver of Management Fees

Agribusiness ETF	0.65%	$—
Coal ETF	0.65	9,397
Global Alternative Energy ETF	0.65	53,843
Gold Miners ETF	0.55	—
Nuclear Energy ETF	0.65	6,573

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

Fund	Expense Cap	Waiver of Management Fees

RVE Hard Assets Producers ETF	0.65	$66,291
Solar Energy ETF	0.65	45,977
Steel ETF	0.55	73,284

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended June 30, 2009, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Agribusiness ETF	209,865,396	171,225,138
Coal ETF	50,130,658	47,136,528
Global Alternative Energy ETF	49,798,510	50,387,416
Gold Miners ETF	562,132,181	439,740,265
Nuclear Energy ETF	39,556,001	39,117,414
RVE Hard Assets Producers ETF	4,549,931	3,983,417
Solar Energy ETF	6,398,124	6,564,407
Steel ETF	19,106,650	17,755,750

Note 5—Income Taxes—As of June 30, 2009, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agribusiness ETF	$1,781,526,469	$50,088,124	$(375,629,348)	$(325,541,224)
Coal ETF	355,613,800	9,572,056	(87,776,906)	(78,204,850)
Global Alternative Energy ETF	330,638,820	17,038,458	(67,663,007)	(50,624,549)
Gold Miners ETF	4,442,508,037	174,858,605	(208,639,942)	(33,781,337)
Nuclear Energy ETF	250,742,752	3,940,946	(62,151,277)	(58,210,331)
RVE Hard Assets Producers ETF	46,693,212	2,655,899	(1,563,804)	1,092,095
Solar Energy ETF	43,665,925	2,106,030	(7,597,385)	(5,491,355)
Steel ETF	321,140,332	2,192,828	(52,263,601)	(50,070,773)

No dividends or distributions have been paid so far this year. The tax character of dividends paid to shareholders during the year ended December 31, 2008, is as follows:

	2008 Dividends

Fund	Ordinary Income

Agribusiness ETF	$6,909,000
Coal ETF	1,026,000
Global Alternative Energy ETF	1,169,000
Gold Miners ETF	—
Nuclear Energy ETF	—
RVE Hard Assets Producers ETF	61,750
Solar Energy ETF	—
Steel ETF	4,132,750	*

* Includes short term capital gains

The Financial Accounting Standards Board Interpretation No. 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority, and is applicable to all open tax years (tax years ended December 31, 2005-2008). The Funds evaluated the tax positions taken and to be taken, and concluded that no provision for income tax is required in the Funds’ financial statements.

Note 6—Capital Share Transactions—As of June 30, 2009, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value per share. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of equity securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended June 30, 2009, the Trust had in-kind contributions and in-kind redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Agribusiness ETF	$634,900,689	$141,247,066
Coal ETF	50,556,380	42,853,904
Global Alternative Energy ETF	32,121,824	4,257,820
Gold Miners ETF	2,281,612,703	1,155,880,621
Nuclear Energy ETF	30,754,699	19,546,347
RVE Hard Asset Producers ETF	27,486,997	6,473,965
Solar Energy ETF	9,795,119	—
Steel ETF	157,287,552	61,955,107

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statement of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York, the securities lending agent and also the Fund’s custodian. The Funds may lend up to 50% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedule of Investments and the Statement of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Dreyfus Government Cash Management Fund and the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

Fund	Value of Securities Loaned	Value of Collateral

Agribusiness ETF	$62,737,248	$65,354,568
Coal ETF	8,615,182	8,960,650
Global Alternative Energy ETF	46,581,471	46,957,827
Gold Miners ETF	75,560,183	82,177,448
Nuclear Energy ETF	26,585,396	28,088,190
RVE Hard Assets Producers ETF	3,682,308	3,824,013
Solar Energy ETF	7,899,564	8,134,838
Steel ETF	41,997,116	43,387,859

At June 30, 2009, the Bank of New York Institutional Cash Reserve Fund’s (“BNY Fund’s”) NAV was below $1.00 per share, which affected the NAV of the Fund with securities loans outstanding. In 2008, two holdings of the BNY Funds, which were issued by Lehman Brothers, Inc. (“Lehman”), filed for protection under Chapter 11 of the United States Bankruptcy Code. These Lehman holdings are currently held by the BNY Fund in a separate Series B class. Remaining positions in the BNY Fund are in the Series A class. The Funds have been valuing their allocated share of the Lehman securities at actual market value, resulting in an unrealized loss until they are adjudicated in U.S. Bankruptcy Court. The market value of the Funds’ investments in the BNY Fund, Series A and Series B, as of June 30, 2009 is reflected in the Funds’ Schedules of Investments. If it were necessary to liquidate assets in the BNY Fund to meet returns on outstanding securities loans at a time when the BNY Fund’s price per share was less than $1.00, the Funds may not receive an amount from the BNY Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. The BNY Fund is not a money market fund that operates in accordance with Rule 2a-7 under the 1940 Act and there is no assurance that it will maintain a $1.00 share price. The Funds affected are as follows:

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

Fund	Cost of Lehman Securities	Value of Lehman Securities

Agribusiness ETF	$2,069,636	$305,271
Coal ETF	187,251	27,619
Global Alternative Energy ETF	1,089,236	160,662
Gold Miners ETF	2,984,133	440,160
Nuclear Energy ETF	258,248	38,091
RVE Hard Assets Producers ETF	—	—
Solar Energy ETF	100,397	14,809
Steel ETF	594,624	87,706

Note 10—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended June 30, 2009 no custody credits were received by the Funds.

Note 11—Subsequent Event Review—The Fund has adopted FASB Statement No.165, Subsequent Events (“FAS 165”) which was issued in May 2009 and is effective for fiscal years and interim periods ending after June 15, 2009. FAS 165, requires evaluation of subsequent events through the date of financial statement issuance. Subsequent events for the Funds have been evaluated through August 25, 2009 and there were no material events requiring disclosure.

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited)

At a meeting held on June 18, 2009 (the “Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Investment Management Agreement”) with respect to the Market Vectors China ETF and Market Vectors Metals ETF (the “Funds”) through June 30, 2010.

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Trustees also received a draft prospectus and statement of additional information for each of the Funds, which described various aspects of the investment program, fee arrangements and services with respect to the Funds. The Independent Trustees’ consideration of the Investment Management Agreement was based on information obtained through discussions at the Meeting, at prior meetings among themselves and with management or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the relevant Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s commitment to waive fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits at least until May 1, 2010. The Trustees also considered information relating to the nature of each Fund’s Underlying Index, the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of certain other exchange-traded funds. The Trustees were also aware of the other benefits to be received by the Adviser from serving as adviser of each of the Funds and from providing administrative services to each of the Funds, and from an affiliate of the Adviser serving as distributor for each of the Funds. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser since the Funds had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreement in

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited) (continued)

respect of each Fund, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, since the Funds had not yet commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of these Funds pursuant to such Fund’s Investment Management Agreement.

The Independent Trustees met in executive session at the Meeting with their independent counsel as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the interest of the relevant Fund and such Fund’s shareholders.

* * *

At a meeting held on June 18, 2009 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the investment management agreement between the Trust and the Adviser (the “Gold Miners Investment Management Agreement”) with respect to the Market Vectors Gold Miners ETF and the continuation of the investment management agreement between the Trust and the Adviser (the “Equity Investment Management Agreement”) with respect to the Market Vectors Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Brazil Small-Cap ETF, Coal ETF, Egypt Index ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, Environmental Services ETF, Gaming ETF, Global Alternative Energy ETF, Global Frontier Index ETF, Gulf States Index ETF, Hard Assets Producers Extra Liquid ETF, Indonesia Index ETF, Kuwait Index ETF, Metal Producers ETF, Nuclear Energy ETF, Regional Sector ETF, Russia ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF and Vietnam ETF (along with Market Vectors Gold Miners ETF, the “Funds”) through June 30, 2010. The Gold Miners Investment Management Agreement and the Equity Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of each of the Renewal Meeting and a prior meeting held on June 5, 2009 (the “First Meeting”), the Trustees received materials from the Adviser and from Lipper Inc. (“Lipper”), an independent, third party data provider. The Independent Trustees’ consideration of the Investment Management Agreements was based on their review of these materials and information obtained through discussions at each of the Renewal Meeting and the First Meeting and at prior meetings among themselves and with management, including the background and experience of the portfolio managers and others involved in the administration of the Trust. The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including the Adviser’s commitment to waive fees and/or pay expenses of the Funds to the extent necessary to prevent the operating expenses of each Fund from exceeding agreed upon limits at least until May 1, 2010. The Trustees concluded that the Adviser and its personnel had the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds which had commenced operations. In evaluating a Fund’s performance, the Trustees focused primarily on the Adviser’s success in tracking the Fund’s underlying index and understanding whether any material deviations were the result of factors beyond the Adviser’s control, such as differences created by fair value pricing. The Trustees concluded that the Adviser’s performance was satisfactory in this regard. The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Funds to other exchange-traded funds with respect to expenses, performance and tracking error. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable exchange-traded funds. The Trustees were also aware of the other benefits received by the Adviser from serving as adviser of the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund which had commenced operations. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund

APPROVAL OF MANAGEMENT AGREEMENT
(unaudited) (continued)

grows and whether current fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that none of the Investment Management Agreements provides for breakpoints in the advisory fee rates as a result of any increases in the asset levels of an Fund. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds which were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability of Market Vectors Agriculture Producers ETF, Egypt Index ETF, Energy Producers ETF, Hard Assets Producers Extra Liquid ETF, Kuwait Index ETF, Metal Producers ETF, Regional Sector ETF and Vietnam ETF to the Adviser since none of these Funds had commenced operations at the time of the Renewal Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreement relating to these Funds. In addition, since none of these Funds had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of these Funds pursuant to each Fund’s Investment Management Agreement.

The Independent Trustees met in executive session during both the First Meeting and the Renewal Meeting with their independent counsel as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Equity Investment Management Agreement and Gold Miners Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the Funds and each Fund’s shareholders.

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting www.vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com.

Investment Adviser: Van Eck Associates Corporation
Distributor: Van Eck Securities Corporation |
335 Madison Avenue | New York, NY 10017 | www.vaneck.com
Account Assistance: 1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date September 8, 2009
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date September 8, 2009
     -----------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date September 8, 2009
     -----------------